UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2015

Date of reporting period:	December 31, 2014

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Balanced Fund

The fund's portfolio
12/31/14 (Unaudited)

COMMON STOCKS (54.4%)(a)
			Shares	Value

Basic materials (2.2%)

Aceto Corp.			4,892	$106,156

Agnico-Eagle Mines, Ltd. (Canada)			610	15,184

Air Liquide SA (France)			530	65,396

Albemarle Corp.			465	27,960

Amcor, Ltd. (Australia)			48,212	530,549

Andersons, Inc. (The)			4,431	235,463

Antofagasta PLC (United Kingdom)			27,270	316,612

ArcelorMittal SA (France)			34,693	375,768

Asahi Kasei Corp. (Japan)			5,000	45,822

Assa Abloy AB Class B (Sweden)			6,699	354,021

BASF SE (Germany)			6,944	587,002

BHP Billiton PLC (Australia)			17,563	375,669

BHP Billiton, Ltd. (Australia)			30,116	714,609

Cabot Corp.			3,377	148,115

Cambrex Corp.(NON)			23,255	502,773

Cie de St-Gobain (France)			2,779	116,994

Continental Building Products, Inc.(NON)			18,136	321,551

CRH PLC (Ireland)			4,039	97,175

Croda International PLC (United Kingdom)			4,666	192,258

Domtar Corp. (Canada)			2,861	115,069

EMS-Chemie Holding AG (Switzerland)			1,092	443,354

Fletcher Building, Ltd. (New Zealand)			2,205	14,222

Fortescue Metals Group, Ltd. (Australia)			24,655	54,332

Givaudan SA (Switzerland)			12	21,457

Glencore Xstrata PLC (United Kingdom)			117,946	542,876

Hitachi Metals, Ltd. (Japan)			39,000	664,159

Innophos Holdings, Inc.			3,952	230,994

Innospec, Inc.			5,091	217,386

International Flavors & Fragrances, Inc.			475	48,146

KapStone Paper and Packaging Corp.(NON)			12,370	362,565

Koninklijke Boskalis Westminster NV (Netherlands)			9,261	506,313

Kraton Performance Polymers, Inc.(NON)			5,047	104,927

L.B. Foster Co. Class A			4,269	207,345

Limoneira Co.			3,536	88,329

Linde AG (Germany)			305	56,889

LSB Industries, Inc.(NON)			11,939	375,362

LyondellBasell Industries NV Class A			108,108	8,582,694

Matrix Service Co.(NON)			15,184	338,907

Minerals Technologies, Inc.			2,092	145,289

Monsanto Co.			2,200	262,834

Mota-Engil Africa NV (Angola)(NON)			3,683	31,900

Mota-Engil SGPS SA (Portugal)			53,669	170,463

Nippon Paint Holdings Co., Ltd. (Japan)			22,000	638,560

NN, Inc.			13,625	280,130

OM Group, Inc.			10,901	324,850

PPG Industries, Inc.			405	93,616

Randgold Resources, Ltd. (United Kingdom)			598	40,461

Rio Tinto PLC (United Kingdom)			9,693	446,581

SBA Communications Corp. Class A(NON)			40,045	4,435,384

Sherwin-Williams Co. (The)			26,900	7,075,776

Sigma-Aldrich Corp.			717	98,423

Sika AG (Switzerland)			5	14,665

Stillwater Mining Co.(NON)			21,966	323,779

Sumitomo Metal Mining Co., Ltd. (Japan)			31,000	462,577

Symrise AG (Germany)			4,307	261,193

Syngenta AG (Switzerland)			1,791	575,091

Taiheiyo Cement Corp. (Japan)			7,000	22,027

ThyssenKrupp AG (Germany)(NON)			30,484	784,064

Trex Co., Inc.(NON)			4,744	202,000

Tronox, Ltd. Class A			8,113	193,738

U.S. Silica Holdings, Inc.			5,248	134,821

UPM-Kymmene OYJ (Finland)			33,412	548,648

Wendel SA (France)			4,265	476,653

Yamana Gold, Inc. (Canada)			2,298	9,277

Zep, Inc.			10,964	166,105

				36,323,308
Capital goods (4.1%)

ABB, Ltd. (Switzerland)			27,104	573,296

Airbus Group NV (France)			7,739	384,375

Alliant Techsystems, Inc.			1,198	139,268

Allison Transmission Holdings, Inc.			41,800	1,417,020

Altra Industrial Motion Corp.			10,469	297,215

Astronics Corp.(NON)			3,488	192,921

Atlas Copco AB Class A (Sweden)			29,356	817,187

AviChina Industry & Technology Co., Ltd. (China)			232,000	142,140

AZZ, Inc.			3,114	146,109

BAE Systems PLC (United Kingdom)			108,100	789,133

Ball Corp.			42,500	2,897,225

Boeing Co. (The)			287	37,304

Canon, Inc. (Japan)			17,600	559,009

Caterpillar, Inc.			45,400	4,155,462

Chase Corp.			5,487	197,477

Crown Holdings, Inc.(NON)			104,900	5,339,410

Daifuku Co., Ltd. (Japan)			15,700	175,774

Daikin Industries, Ltd. (Japan)			2,100	135,444

Douglas Dynamics, Inc.			8,922	191,198

Franklin Electric Co., Inc.			4,803	180,257

Gaztransport Et Technigaz SA (France)			2,394	141,386

Generac Holdings, Inc.(NON)(S)			4,326	202,284

General Dynamics Corp.			650	89,453

GrafTech International, Ltd.(NON)			61,548	311,433

Greenbrier Cos., Inc. (The)(S)			6,102	327,860

Hitachi, Ltd. (Japan)			15,000	109,759

Hyster-Yale Materials Holdings, Inc.			2,032	148,742

IDEX Corp.			25,900	2,016,056

IHI Corp. (Japan)			42,000	213,248

Illinois Tool Works, Inc.			95,800	9,072,260

Ingersoll-Rand PLC			35,400	2,244,006

Joy Global, Inc.			31,900	1,483,988

Kadant, Inc.			5,927	253,024

Leggett & Platt, Inc.			41,100	1,751,271

Middleby Corp. (The)(NON)			3,539	350,715

Miller Industries, Inc.			6,879	143,014

Mitsubishi Electric Corp. (Japan)			72,000	857,234

MSA Safety, Inc.			2,528	134,212

Northrop Grumman Corp.			50,200	7,398,978

OSRAM Licht AG (Germany)(NON)			7,702	303,479

Ozner Water International Holding, Ltd. 144A (China)(NON)			169,000	64,603

Polypore International, Inc.(NON)			1,563	73,539

Raytheon Co.			96,818	10,472,803

Rexam PLC (United Kingdom)			5,184	36,445

Roper Industries, Inc.			36,947	5,776,663

Safran SA (France)			13,805	849,683

Schindler Holding AG (Switzerland)			280	40,402

Societe BIC SA (France)			445	59,058

Sound Global, Ltd. (China)(NON)			81,000	93,747

Standard Motor Products, Inc.			9,782	372,890

Standex International Corp.			2,915	225,213

Stericycle, Inc.(NON)			227	29,755

Stoneridge, Inc.(NON)			15,397	198,005

Tenneco, Inc.(NON)			2,726	154,319

THK Co., Ltd. (Japan)			20,300	490,111

Toshiba Corp. (Japan)			155,000	656,332

Tower International, Inc.(NON)			11,769	300,698

Vinci SA (France)			4,769	260,963

Wabash National Corp.(NON)			28,051	346,710

Waste Management, Inc.			1,035	53,116

Zodiac Aerospace (France)			1,917	64,694

				66,939,375
Communication services (1.1%)

ARRIS Group, Inc.(NON)			2,030	61,286

Aruba Networks, Inc.(NON)			3,685	66,993

Belgacom SA (Belgium)			1,400	50,694

Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)			21,690	38,562

Bharti Infratel, Ltd. (India)			32,111	171,209

BT Group PLC (United Kingdom)			124,746	774,369

CalAmp Corp.(NON)			10,974	200,824

CenturyLink, Inc.			176,100	6,970,038

Com Hem Holding AB (Sweden)(NON)			40,389	324,312

Deutsche Telekom AG (Germany)			38,304	613,947

EchoStar Corp. Class A(NON)			8,983	471,608

Eutelsat Communications SA (France)			1,462	47,263

Frontier Communications Corp.			36,634	244,349

HSN, Inc.			1,194	90,744

IDT Corp. Class B			6,279	127,526

Inteliquent, Inc.			9,092	178,476

Iridium Communications, Inc.(NON)			15,512	151,242

Liberty Global PLC Ser. C (United Kingdom)			7,357	355,417

Liberty Global PLC Ser. A (United Kingdom)(NON)			1,401	70,337

magicJack VocalTec, Ltd. (Israel)(NON)			24,713	200,670

NeuStar, Inc. Class A(NON)(S)			6,665	185,287

NICE Systems, Ltd. (Israel)			961	48,647

Nippon Telegraph & Telephone (NTT) Corp. (Japan)			1,700	87,479

NTT DoCoMo, Inc. (Japan)			35,300	516,727

Orange SA (France)			34,172	581,138

Quebecor, Inc. Class B (Canada)			8,100	222,684

Ruckus Wireless, Inc.(NON)			9,536	114,623

SES SA GDR (France)			1,902	68,227

Numericable-SFR (France)(NON)			5,084	250,693

ShoreTel, Inc.(NON)			10,222	75,132

Sky PLC (United Kingdom)			1,593	22,172

Spark New Zealand, Ltd. (New Zealand)			70,865	171,700

Spok Holdings, Inc.			8,043	139,626

StarHub, Ltd. (Singapore)			6,000	18,789

Swisscom AG (Switzerland)			60	31,506

Tele2 AB Class B (Sweden)			17,977	217,634

Telecom Italia SpA RSP (Italy)			452,719	378,398

Telefonica SA (Spain)			32,408	463,563

Telenor ASA (Norway)			21,390	431,294

Telstra Corp., Ltd. (Australia)			164,113	796,966

Ubiquiti Networks, Inc.			1,930	57,205

Verizon Communications, Inc.			29,670	1,387,963

Vodafone Group PLC (United Kingdom)			220,118	754,226

				18,231,545
Conglomerates (0.4%)

3M Co.			149	24,484

AMETEK, Inc.			53,558	2,818,758

Danaher Corp.			1,122	96,167

Exor SpA (Italy)			8,176	333,559

General Electric Co.			1,296	32,750

Keisei Electric Railway Co., Ltd. (Japan)			1,000	12,194

Marubeni Corp. (Japan)			27,000	161,846

Mitsubishi Corp. (Japan)			26,000	476,837

Siemens AG (Germany)			14,886	1,688,224

Tyco International PLC			4,700	206,142

Vivendi SA (France)			5,656	141,090

				5,992,051
Consumer cyclicals (7.8%)

ABC-Mart, Inc. (Japan)			400	19,383

Adidas AG (Germany)			3,873	269,941

ADT Corp. (The)			43,299	1,568,723

Advance Auto Parts, Inc.			157	25,007

ANN, Inc.(NON)			7,746	282,574

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)			16,452	231,397

Automatic Data Processing, Inc.			1,107	92,291

AutoZone, Inc.(NON)			63	39,004

Axel Springer AG (Germany)			760	45,835

Babcock International Group PLC (United Kingdom)			28,831	471,702

Bayerische Motoren Werke (BMW) AG (Germany)			4,914	533,679

Bed Bath & Beyond, Inc.(NON)			379	28,868

Brown Shoe Co., Inc.			4,270	137,281

Brunswick Corp.			7,177	367,893

Bunzl PLC (United Kingdom)			20,136	548,905

Bureau Veritas SA (France)			17,628	389,257

CaesarStone Sdot-Yam, Ltd. (Israel)			2,376	142,132

Carmike Cinemas, Inc.(NON)			7,077	185,913

CDK Global, Inc.			369	15,040

Century Casinos, Inc.(NON)			7,593	38,345

Children's Place, Inc. (The)			4,977	283,689

Cintas Corp.			312	24,473

Compagnie Financiere Richemont SA (Switzerland)			4,356	385,843

Compass Group PLC (United Kingdom)			63,562	1,083,372

Continental AG (Germany)			4,970	1,055,392

Cooper Tire & Rubber Co.			13,314	461,330

Corporate Executive Board Co. (The)			1,786	129,539

Ctrip.com International, Ltd. ADR (China)(NON)			1,500	68,250

Daimler AG (Registered Shares) (Germany)			5,361	447,272

Daito Trust Construction Co., Ltd. (Japan)			600	67,935

Dalata Hotel Group PLC (Ireland)(NON)			27,537	98,050

Dana Holding Corp.			11,435	248,597

Deckers Outdoor Corp.(NON)			12,026	1,094,847

Deluxe Corp.			10,014	623,372

Demand Media, Inc.(NON)			1,910	11,689

Denso Corp. (Japan)			8,600	400,808

Dillards, Inc. Class A			3,347	418,977

Discovery Communications, Inc. Class A(NON)			70,700	2,435,615

Dollar Tree, Inc.(NON)			405	28,504

Don Quijote Co., Ltd. (Japan)			500	34,152

DSW, Inc. Class A			4,725	176,243

Ennis, Inc.			8,503	114,535

Entravision Communications Corp. Class A			75,400	488,592

Equinix, Inc.			341	27,577

Eros International PLC(NON)			5,717	120,972

Expedia, Inc.			23,890	2,039,250

Experian PLC (United Kingdom)			36,908	622,554

FactSet Research Systems, Inc.			259	36,454

Fuji Heavy Industries, Ltd. (Japan)			27,300	961,371

G&K Services, Inc. Class A			3,746	265,404

Gap, Inc. (The)			53,200	2,240,252

Gartner, Inc.(NON)			477	40,168

Geberit International AG (Switzerland)			1,555	528,441

General Motors Co.			49,900	1,742,009

Global Cash Access Holdings, Inc.(NON)			41,436	296,267

GNC Holdings, Inc. Class A			10,685	501,768

Green Dot Corp. Class A(NON)			5,788	118,596

Hanesbrands, Inc.			30,500	3,404,410

Harbinger Group, Inc.(NON)			28,815	408,020

Harley-Davidson, Inc.			57,800	3,809,598

Harman International Industries, Inc.			3,300	352,143

Heartland Payment Systems, Inc.			5,704	307,731

Hilton Worldwide Holdings, Inc.(NON)			191,100	4,985,799

Home Depot, Inc. (The)			140,422	14,740,097

Iconix Brand Group, Inc.(NON)			9,653	326,175

ITV PLC (United Kingdom)			228,915	762,599

KAR Auction Services, Inc.			10,017	347,089

Kimberly-Clark Corp.			95,110	10,989,009

Kingfisher PLC (United Kingdom)			25,148	132,520

Lear Corp.			25,300	2,481,424

Lenta, Ltd. 144A GDR (Russia)(NON)			7,018	47,442

Lions Gate Entertainment Corp.			15,162	485,487

Live Nation Entertainment, Inc.(NON)			16,947	442,486

Lowe's Cos., Inc.			115,321	7,934,085

lululemon athletica, Inc. (Canada)(NON)			2,745	153,144

Lumber Liquidators Holdings, Inc.(NON)(S)			4,293	284,669

Luxottica Group SpA (Italy)			7,179	393,033

Macy's, Inc.			62,915	4,136,661

Madison Square Garden Co. (The) Class A(NON)			199	14,977

Marcus Corp.			12,826	237,409

Marriott International, Inc. Class A			43,700	3,409,911

Marriott Vacations Worldwide Corp.			3,608	268,940

MasterCard, Inc. Class A			1,479	127,431

Mediaset SpA (Italy)(NON)			24,143	99,443

Melco Crown Entertainment, Ltd. ADR (Hong Kong)			4,500	114,300

MGM China Holdings, Ltd. (Hong Kong)			182,400	459,816

Mitra Adiperkasa Tbk PT (Indonesia)			200,500	81,521

MSC Industrial Direct Co., Inc. Class A			166	13,488

National CineMedia, Inc.			35,665	512,506

Next PLC (United Kingdom)			10,403	1,097,266

Nissan Motor Co., Ltd. (Japan)			33,700	293,535

Nitori Holdings Co., Ltd. (Japan)			600	32,243

Nu Skin Enterprises, Inc. Class A			3,468	151,552

NVR, Inc.(NON)			1,300	1,657,929

Omnicom Group, Inc.			52,171	4,041,687

Panasonic Corp. (Japan)			95,700	1,124,348

Penn National Gaming, Inc.(NON)			5,963	81,872

PetSmart, Inc.			190	15,446

PGT, Inc.(NON)			29,973	288,640

Pitney Bowes, Inc.			8,529	207,852

Priceline Group, Inc. (The)(NON)			73	83,235

RE/MAX Holdings, Inc. Class A			9,190	314,758

Reed Elsevier NV (United Kingdom)			2,509	59,962

Reed Elsevier PLC (United Kingdom)			1,786	30,386

Remy International, Inc.			5,738	120,039

Renault SA (France)			5,591	408,566

Rinnai Corp. (Japan)			300	20,201

Rocket Fuel, Inc.(NON)(S)			8,110	130,733

Sankyo Co., Ltd. (Japan)			500	17,232

Scotts Miracle-Gro Co. (The) Class A			247	15,393

Scripps Networks Interactive Class A			24,770	1,864,438

SeaWorld Entertainment, Inc.			15,125	270,738

Secom Co., Ltd. (Japan)			500	28,726

Securitas AB (Sweden)			42,723	517,642

Select Comfort Corp.(NON)			8,374	226,349

Shimamura Co., Ltd. (Japan)			200	17,232

Shimano, Inc. (Japan)			6,800	879,581

Sinclair Broadcast Group, Inc. Class A			8,554	234,037

Singapore Press Holdings, Ltd. (Singapore)			12,000	38,117

SJM Holdings, Ltd. (Hong Kong)			171,000	270,425

Sonic Automotive, Inc. Class A			9,452	255,582

Sports Direct International PLC (United Kingdom)(NON)			18,843	206,657

Starz Class A(NON)			28,100	834,570

Steven Madden, Ltd.(NON)			3,327	105,898

Suzuki Motor Corp. (Japan)			28,600	859,745

Swatch Group AG (The) (Switzerland)			778	345,461

Swire Pacific, Ltd. Class A (Hong Kong)			2,500	32,386

Target Corp.			973	73,860

Tata Motors, Ltd. (India)			14,473	112,876

Thomas Cook Group PLC (United Kingdom)(NON)			152,447	300,143

Thomson Reuters Corp. (Canada)			716	28,883

Time Warner, Inc.			88,400	7,551,128

TiVo, Inc.(NON)			47,449	561,796

TJX Cos., Inc. (The)			272	18,654

Toyota Industries Corp. (Japan)			5,500	281,035

Toyota Motor Corp. (Japan)			31,900	1,989,302

TUI AG (Germany)(NON)			29,850	479,665

USS Co. Ltd. (Japan)			1,800	27,700

Vail Resorts, Inc.			1,384	126,124

Valeo SA (France)			3,484	433,957

Verisk Analytics, Inc. Class A(NON)			410	26,261

VF Corp.			14,805	1,108,895

Viacom, Inc. Class B			73,836	5,556,159

Visteon Corp.(NON)			2,032	217,140

WH Smith PLC (United Kingdom)			8,206	171,209

WPP PLC (United Kingdom)			24,625	510,875

Wyndham Worldwide Corp.			39,285	3,369,082

Yamaha Motor Co., Ltd. (Japan)			11,100	223,236

				127,767,131
Consumer staples (4.7%)

Affinity Education Group, Ltd. (Australia)(NON)			78,532	78,155

Altria Group, Inc.			3,258	160,522

Anheuser-Busch InBev NV (Belgium)			14,031	1,578,960

Associated British Foods PLC (United Kingdom)			9,023	438,388

Avon Products, Inc.			5,578	52,377

Barry Callebaut AG (Switzerland)			223	228,391

Beacon Roofing Supply, Inc.(NON)			8,229	228,766

Benesse Holdings, Inc. (Japan)			700	20,794

Bloomin' Brands, Inc.(NON)			7,738	191,593

Borderfree, Inc.(NON)			8,570	76,787

Boulder Brands, Inc.(NON)			3,417	37,792

Bright Horizons Family Solutions, Inc.(NON)			2,603	122,367

British American Tobacco (BAT) PLC (United Kingdom)			12,017	652,930

Britvic PLC (United Kingdom)			9,275	96,650

Buffalo Wild Wings, Inc.(NON)			1,755	316,567

Bunge, Ltd.			45,400	4,127,314

Cal-Maine Foods, Inc.			4,037	157,564

Calbee, Inc. (Japan)			19,500	673,154

Capita PLC (United Kingdom)			1,525	25,558

Carrefour SA (France)			16,172	491,338

ChannelAdvisor Corp.(NON)			6,775	146,205

Chaoda Modern Agriculture Holdings, Ltd. (China)(F)(NON)			58,000	3,740

Colgate-Palmolive Co.			27,800	1,923,482

Colruyt SA (Belgium)			1,015	47,065

Core-Mark Holding Co., Inc.			4,097	253,727

Coty, Inc. Class A(NON)			29,900	617,734

CVS Health Corp.			157,546	15,173,255

Diageo PLC (United Kingdom)			16,531	474,128

Distribuidora Internacional de Alimentacion SA (Spain)			46,747	314,325

Dr. Pepper Snapple Group, Inc.			89,338	6,403,748

Energizer Holdings, Inc.			10,700	1,375,592

FabFurnish GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

G8 Education, Ltd. (Australia)			61,245	207,108

General Mills, Inc.			628	33,491

Geo Group, Inc. (The)(R)			2,351	94,886

Global Fashion Holding SA (acquired 8/2/13, cost $21,942) (Private) (Brazil)(F)(RES)(NON)			518	13,021

Grand Canyon Education, Inc.(NON)			2,856	133,261

Heineken Holding NV (Netherlands)			8,169	512,054

Henkel AG & Co. KGaA (Preference) (Germany)			5,461	590,741

Hershey Co. (The)			680	70,672

Imperial Tobacco Group PLC (United Kingdom)			14,346	628,256

ITOCHU Corp. (Japan)			9,600	102,640

ITT Educational Services, Inc.(NON)(S)			4,372	42,015

Jack in the Box, Inc.			2,118	169,355

Japan Tobacco, Inc. (Japan)			26,900	738,622

Kao Corp. (Japan)			17,700	698,258

Kerry Group PLC Class A (Ireland)			8,497	586,260

Kforce, Inc.			11,883	286,737

Koninklijke Ahold NV (Netherlands)			40,560	720,996

Korn/Ferry International(NON)			6,507	187,141

Krispy Kreme Doughnuts, Inc.(NON)			6,027	118,973

L'Oreal SA (France)			3,113	522,633

Lawson, Inc. (Japan)			500	30,234

Liberty Ventures Ser. A(NON)			23,000	867,560

Lorillard, Inc.			1,501	94,473

ManpowerGroup, Inc.			43,200	2,944,944

McDonald's Corp.			1,069	100,165

Mondelez International, Inc. Class A			319,400	11,602,205

Monster Beverage Corp.(NON)			44,000	4,767,400

MWI Veterinary Supply, Inc.(NON)			1,514	257,244

Nestle SA (Switzerland)			39,234	2,875,913

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

New Oriental Education & Technology Group, Inc. ADR (China)(NON)			9,800	200,018

Nissin Food Products Co., Ltd. (Japan)			600	28,713

Nutraceutical International Corp.(NON)			4,396	94,778

On Assignment, Inc.(NON)			10,218	339,135

Papa John's International, Inc.			4,302	240,052

PepsiCo, Inc.			1,422	134,464

Philip Morris International, Inc.			50,800	4,137,660

Pinnacle Foods, Inc.			6,870	242,511

Popeyes Louisiana Kitchen, Inc.(NON)			4,756	267,620

Procter & Gamble Co. (The)			184	16,761

Reckitt Benckiser Group PLC (United Kingdom)			7,160	577,607

Recruit Holdings Co., Ltd. (Japan)(NON)			5,100	144,389

SABMiller PLC (United Kingdom)			7,792	403,254

Sanderson Farms, Inc.(S)			2,660	223,507

Seven & I Holdings Co., Ltd. (Japan)			3,000	108,212

Shutterfly, Inc.(NON)			1,370	57,122

Sodexo SA (France)			596	58,438

Sonic Corp.			9,690	263,859

SpartanNash Co.			5,726	149,678

Starbucks Corp.			1,109	90,993

Tate & Lyle PLC (United Kingdom)			6,213	58,362

TrueBlue, Inc.(NON)			16,816	374,156

Unilever NV ADR (Netherlands)			12,107	475,596

Unilever PLC (United Kingdom)			9,608	390,284

USANA Health Sciences, Inc.(NON)			1,395	143,113

Weight Watchers International, Inc.(NON)(S)			6,649	165,161

WH Group, Ltd. 144A (Hong Kong)(NON)			215,562	123,049

WM Morrison Supermarkets PLC (United Kingdom)			14,080	40,071

Wolseley PLC (United Kingdom)			6,418	365,366

Woolworths, Ltd. (Australia)			10,479	261,088

Zalando SE (acquired 9/30/13, cost $44,841) (Private) (Germany)(F)(RES)(NON)			1,870	51,931

				76,713,177
Energy (3.8%)

AltaGas, Ltd. (Canada)			305	11,378

AMEC PLC (United Kingdom)			32,705	428,042

Baker Hughes, Inc.			55,400	3,106,278

BG Group PLC (United Kingdom)			40,227	535,451

BP PLC (United Kingdom)			174,722	1,109,439

California Resources Corp.(NON)			232	1,278

Callon Petroleum Co.(NON)			44,842	244,389

Chevron Corp.			1,198	134,392

ConocoPhillips			871	60,151

Crescent Point Energy Corp. (Canada)			614	14,222

Delek US Holdings, Inc.			12,232	333,689

EnCana Corp. (Canada)			21,600	300,630

EP Energy Corp. Class A(NON)(S)			16,100	168,084

EQT Corp.			166	12,566

Exxon Mobil Corp.			74,182	6,858,126

Ezion Holdings, Ltd. (Singapore)			218,400	185,157

Genel Energy PLC (United Kingdom)(NON)			27,489	294,241

Gulfport Energy Corp.(NON)			2,249	93,873

Halliburton Co.			85,700	3,370,581

Idemitsu Kosan Co., Ltd. (Japan)			700	11,599

ION Geophysical Corp.(NON)			80,607	221,669

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			12,473	499

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			12,473	499

Marathon Petroleum Corp.			77,800	7,022,228

Northern Oil and Gas, Inc.(NON)			52,592	297,145

Occidental Petroleum Corp.			580	46,754

Oil States International, Inc.(NON)			14,600	713,940

Pembina Pipeline Corp. (Canada)			530	19,315

Phillips 66			123,996	8,890,513

Rosetta Resources, Inc.(NON)			2,785	62,133

Royal Dutch Shell PLC Class A (United Kingdom)			31,405	1,040,966

Royal Dutch Shell PLC Class A (United Kingdom)			25,548	854,511

Royal Dutch Shell PLC Class B (United Kingdom)			25,472	875,063

Schlumberger, Ltd.			127,276	10,870,643

SM Energy Co.			4,117	158,834

Spectra Energy Corp.			591	21,453

Statoil ASA (Norway)			35,831	627,918

Stone Energy Corp.(NON)			6,500	109,720

Suncor Energy, Inc. (Canada)			10,432	331,331

Superior Energy Services, Inc.			143,400	2,889,510

Total SA (France)			18,589	958,434

TransCanada Corp. (Canada)			832	40,891

Triangle Petroleum Corp.(NON)(S)			29,212	139,633

Unit Corp.(NON)			3,188	108,711

Vaalco Energy, Inc.(NON)			18,985	86,572

Valero Energy Corp.			164,600	8,147,700

Vermilion Energy, Inc. (Canada)			222	10,892

W&T Offshore, Inc.			6,120	44,921

Whiting Petroleum Corp.(NON)			6,282	207,306

Williams Cos., Inc. (The)			627	28,177

Woodside Petroleum, Ltd. (Australia)			14,415	448,135

				62,549,582
Financials (10.3%)

Access National Corp.			5,522	93,487

ACE, Ltd.			2,338	268,589

Admiral Group PLC (United Kingdom)			11,798	241,607

AG Mortgage Investment Trust, Inc.(R)			3,216	59,721

Ageas (Belgium)			15,872	562,881

Agree Realty Corp.(R)			5,786	179,887

AIA Group, Ltd. (Hong Kong)			306,200	1,686,078

Alexander & Baldwin, Inc.			3,099	121,667

Alleghany Corp.(NON)			73	33,836

Allianz SE (Germany)			6,189	1,028,325

Allied World Assurance Co. Holdings AG			12,132	460,045

Altisource Portfolio Solutions SA(NON)(S)			1,218	41,156

American Capital Agency Corp.(R)			109,500	2,390,385

American Equity Investment Life Holding Co.			12,819	374,187

American International Group, Inc.			7,300	408,873

Amtrust Financial Services, Inc.			7,115	400,219

Aon PLC			81,900	7,766,577

Apollo Commercial Real Estate Finance, Inc.(R)			8,583	140,418

Arch Capital Group, Ltd.(NON)			505	29,846

Arlington Asset Investment Corp. Class A			3,724	99,096

ARMOUR Residential REIT, Inc.(R)			17,149	63,108

Ascendas Real Estate Investment Trust (Singapore)(R)			27,000	48,466

Ashford Hospitality Trust, Inc.(R)			19,991	209,506

Ashford, Inc.(NON)			230	21,620

Aspen Insurance Holdings, Ltd.			11,777	515,479

Assicurazioni Generali SpA (Italy)			34,913	713,463

Australia & New Zealand Banking Group, Ltd. (Australia)			18,715	486,829

AXA SA (France)			32,739	756,157

Axis Capital Holdings, Ltd.			33,319	1,702,268

Banco Bilbao Vizcaya Argentaria SA (rights) (Spain)(NON)			42,327	4,046

Banco Bilbao Vizcaya Argentaria SA (Spain)			55,660	523,845

Banco Latinoamericano de Exportaciones SA Class E (Panama)			12,807	385,491

Banco Santander SA (Spain)			78,130	653,309

Bank Hapoalim BM (Israel)			3,700	17,450

Bank Leumi Le-Israel BM (Israel)(NON)			5,294	18,162

Bank of East Asia, Ltd. (Hong Kong)			6,400	25,670

Bank of Ireland (Ireland)(NON)			1,299,330	484,457

Bank of New York Mellon Corp. (The)			134,300	5,448,551

Bank of Queensland, Ltd. (Australia)			29,666	293,161

Bank of Yokohama, Ltd. (The) (Japan)			95,000	515,611

Bankia SA (Spain)(NON)			272,061	403,334

BankUnited, Inc.			854	24,740

Barclays PLC (United Kingdom)			74,973	281,861

Berkshire Hathaway, Inc. Class B(NON)			775	116,366

BNP Paribas SA (France)			8,418	494,678

BOC Hong Kong Holdings, Ltd. (Hong Kong)			10,500	34,959

BofI Holding, Inc.(NON)			3,780	294,122

British Land Company PLC (United Kingdom)(R)			8,790	105,595

Broadridge Financial Solutions, Inc.			752	34,727

Canadian Imperial Bank of Commerce (Canada)			734	63,077

Capital Senior Living Corp.(NON)			19,653	489,556

CapitaMall Trust (Singapore)(R)			31,000	47,701

Cardinal Financial Corp.			10,697	212,122

CBL & Associates Properties, Inc.(R)			7,312	141,999

CBRE Group, Inc. Class A(NON)			127,600	4,370,300

Challenger, Ltd. (Australia)			116,020	611,196

Chiba Bank, Ltd. (The) (Japan)			7,000	45,943

Chubb Corp. (The)			958	99,124

Citizens & Northern Corp.			6,894	142,499

CNO Financial Group, Inc.			13,646	234,984

CNP Assurances (France)			44,154	781,873

Commonwealth Bank of Australia (Australia)			22,165	1,539,365

Credicorp, Ltd. (Peru)			1,200	192,216

Credit Acceptance Corp.(NON)			1,243	169,558

Credit Agricole SA (France)			54,843	705,045

Credit Suisse Group AG (Switzerland)			11,517	288,718

CSI Properties, Ltd. (Hong Kong)			2,910,000	115,546

Customers Bancorp, Inc.(NON)			14,550	283,143

CYS Investments, Inc.(R)			10,408	90,758

DBS Group Holdings, Ltd. (Singapore)			39,000	602,255

Deutsche Bank AG (Germany)			13,515	408,501

Deutsche Wohnen AG (Germany)			2,809	66,743

Dexus Property Group (Australia)(R)			82,596	467,058

DNB ASA (Norway)			13,588	200,346

Dubai Islamic Bank PJSC (United Arab Emirates)			93,292	171,489

East West Bancorp, Inc.			3,886	150,427

Education Realty Trust, Inc.(R)			10,445	382,183

Employers Holdings, Inc.			4,702	110,544

Encore Capital Group, Inc.(NON)(S)			7,567	335,975

EPR Properties(R)			3,024	174,273

Equity Lifestyle Properties, Inc.(R)			9,300	479,415

Erste Group Bank AG (Czech Republic)			3,231	74,075

Eurazeo SA (France)			3,671	256,426

Everest Re Group, Ltd.			14,495	2,468,499

Farmers Capital Bank Corp.(NON)			4,969	115,728

Federal Agricultural Mortgage Corp. Class C			4,962	150,547

Financial Institutions, Inc.			7,099	178,540

First Community Bancshares Inc.			6,674	109,921

First Industrial Realty Trust(R)			6,528	134,216

First NBC Bank Holding Co.(NON)			7,717	271,638

FirstMerit Corp.			8,309	156,957

Flushing Financial Corp.			7,014	142,174

Foxtons Group PLC (United Kingdom)			33,126	81,887

Gain Capital Holdings, Inc.			19,065	171,966

Genworth Financial, Inc. Class A(NON)			26,509	225,327

Gjensidige Forsikring ASA (Norway)			2,944	47,954

Goldman Sachs Group, Inc. (The)			68,654	13,307,205

GPT Group (Australia)(R)			155,776	550,351

Grupo Financiero Banorte SAB de CV (Mexico)			13,800	76,250

Hammerson PLC (United Kingdom)(R)			38,170	356,756

Hang Seng Bank, Ltd. (Hong Kong)			35,400	588,611

Hanmi Financial Corp.			13,822	301,458

Hannover Rueckversicherung AG (Germany)			653	59,232

HCI Group, Inc.			7,326	316,776

Heartland Financial USA, Inc.			4,769	129,240

Heritage Financial Group, Inc.			6,430	166,537

Hibernia REIT PLC (Ireland)(NON)(R)			440,731	577,139

Home Loan Servicing Solutions, Ltd. (Cayman Islands)			11,952	233,303

Hongkong Land Holdings, Ltd. (Hong Kong)			20,000	134,614

HSBC Holdings PLC (United Kingdom)			174,575	1,649,818

ING Groep NV GDR (Netherlands)(NON)			65,092	842,786

Insurance Australia Group, Ltd. (Australia)			136,723	693,173

Intact Financial Corp. (Canada)			2,795	201,722

Invesco Mortgage Capital, Inc.(R)			5,323	82,294

Investors Real Estate Trust(R)			14,715	120,222

Israel Corp, Ltd. (The) (Israel)(NON)			33	15,684

Japan Retail Fund Investment Corp. (Japan)(R)			23	48,503

Jones Lang LaSalle, Inc.			13,800	2,069,034

Joyo Bank, Ltd. (The) (Japan)			85,000	421,805

JPMorgan Chase & Co.			270,818	16,947,790

Julius Baer Group, Ltd. (Switzerland)			819	37,375

KCG Holdings, Inc. Class A(NON)			26,608	309,983

Kennedy-Wilson Holdings, Inc.			4,563	115,444

KeyCorp			272,200	3,783,580

KKR & Co. LP			9,300	215,853

Legal & General Group PLC (United Kingdom)			149,544	574,372

Lexington Realty Trust(R)			29,245	321,110

Lloyds Banking Group PLC (United Kingdom)(NON)			1,093,795	1,291,626

LTC Properties, Inc.(R)			7,664	330,855

M&T Bank Corp.			538	67,584

Maiden Holdings, Ltd. (Bermuda)			11,790	150,794

MainSource Financial Group, Inc.			10,579	221,313

Meta Financial Group, Inc.			3,913	137,112

Metro Bank PLC (acquired 1/15/14, cost $145,960) (Private) (United Kingdom)(F)(RES)(NON)			6,857	142,275

MFA Financial, Inc.(R)			17,077	136,445

Mitsubishi Estate Co., Ltd. (Japan)			10,000	211,644

Mitsubishi UFJ Financial Group (MUFG), Inc. (Japan)			107,500	589,223

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)			109,300	516,498

Mitsui Fudosan Co., Ltd. (Japan)			7,000	188,269

Mizrahi Tefahot Bank, Ltd. (Israel)(NON)			1,510	15,839

Mizuho Financial Group, Inc. (Japan)			78,900	132,576

Morgan Stanley			154,100	5,979,080

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)			1,966	393,872

National Australia Bank, Ltd. (Australia)			18,259	497,508

National Health Investors, Inc.(R)			4,309	301,458

Natixis SA (France)			53,474	351,636

Nelnet, Inc. Class A			8,130	376,663

New Residential Investment Corp.(R)			31,061	396,649

Oberoi Realty, Ltd. (India)			30,663	135,831

Ocwen Financial Corp.(NON)			9,975	150,623

OFG Bancorp (Puerto Rico)			6,407	106,677

One Liberty Properties, Inc.(R)			7,013	165,998

Outfront Media, Inc.(R)			42,173	1,131,863

Pacific Premier Bancorp, Inc.(NON)			6,633	114,950

PacWest Bancorp			5,975	271,624

PartnerRe, Ltd.			24,444	2,789,794

Partners Group Holding AG (Switzerland)			111	32,191

Peoples Bancorp, Inc.			6,418	166,419

Performant Financial Corp.(NON)			31,202	207,493

PHH Corp.(NON)			5,674	135,949

Plus500, Ltd. (Israel)(S)			10,619	97,939

PNC Financial Services Group, Inc.			120,582	11,000,696

Popular, Inc. (Puerto Rico)(NON)			5,463	186,015

PRA Group, Inc.(NON)			7,176	415,706

ProAssurance Corp.			617	27,858

Prudential PLC (United Kingdom)			59,227	1,362,941

PS Business Parks, Inc.(R)			4,336	344,885

Public Storage(R)			32,082	5,930,358

Ramco-Gershenson Properties Trust(R)			8,601	161,183

Regional Management Corp.(NON)			8,085	127,824

Regus PLC (United Kingdom)			124,994	402,589

Reinsurance Group of America, Inc. Class A			21,000	1,840,020

RenaissanceRe Holdings, Ltd.			353	34,319

Republic Bancorp, Inc. Class A			4,242	104,862

Resona Holdings, Inc. (Japan)			161,900	817,128

Scentre Group (Australia)(NON)( R)			42,444	120,691

SCOR SE (France)			7,206	218,074

Select Income REIT(R)			5,398	131,765

Shopping Centres Australasia Property Group (Australia)(R)			44,611	67,327

Signature Bank(NON)			326	41,063

Simon Property Group, Inc.(R)			407	74,119

Skandinaviska Enskilda Banken AB (Sweden)			45,979	581,612

Sovran Self Storage, Inc.(R)			1,467	127,952

St James's Place PLC (United Kingdom)			9,436	118,585

Starwood Property Trust, Inc.(R)			4,130	95,981

State Street Corp.			132,400	10,393,400

Sumitomo Mitsui Financial Group, Inc. (Japan)			28,500	1,029,776

Sumitomo Realty & Development Co., Ltd. (Japan)			8,000	272,524

Sumitomo Warehouse Co., Ltd. (The) (Japan)			53,000	284,678

Summit Hotel Properties, Inc.(R)			18,518	230,364

Sun Hung Kai Properties, Ltd. (Hong Kong)			3,000	45,364

Swedbank AB Class A (Sweden)			21,710	540,209

Swiss Re AG (Switzerland)			502	42,004

Symetra Financial Corp.			11,857	273,304

Taubman Centers, Inc.(R)			6,500	496,730

Tokyo Tatemono Co., Ltd. (Japan)			85,000	619,025

Toronto-Dominion Bank (Canada)			2,006	95,845

Travelers Cos., Inc. (The)			1,070	113,260

Tryg A/S (Denmark)			686	76,698

TSB Banking Group PLC (United Kingdom)(NON)(S)			56,131	242,652

Turkiye Garanti Bankasi AS (Turkey)			37,471	150,144

Two Harbors Investment Corp.(R)			240,300	2,407,806

UBS Group AG (Switzerland)			53,700	923,087

UniCredit SpA (Italy)			59,741	380,760

United Community Banks, Inc.			7,065	133,811

United Insurance Holdings Corp.			11,897	261,139

United Overseas Bank, Ltd. (Singapore)			9,000	166,391

Universal Health Realty Income Trust(R)			1,791	86,183

Validus Holdings, Ltd.			835	34,703

Virgin Money Holdings UK PLC (United Kingdom)(NON)			30,602	137,365

Visa, Inc. Class A			6,200	1,625,640

Vornado Realty Trust(R)			9,400	1,106,474

W.R. Berkley Corp.			808	41,418

Washington Prime Group, Inc.(R)			203	3,496

Wells Fargo & Co.			73,964	4,054,706

Westfield Group (Australia)			34,065	249,057

Westpac Banking Corp. (Australia)			20,025	538,347

Wheelock and Co., Ltd. (Hong Kong)			138,000	640,748

WisdomTree Investments, Inc.			7,427	116,418

XL Group PLC			83,800	2,880,206

Zurich Insurance Group AG (Switzerland)			164	51,355

				168,086,628
Health care (7.4%)

AbbVie, Inc.			527	34,487

ACADIA Pharmaceuticals, Inc.(NON)			5,326	169,101

Accuray, Inc.(NON)(S)			14,482	109,339

Actavis PLC(NON)			1,400	360,374

Actelion, Ltd. (Switzerland)			7,829	900,704

Alere, Inc.(NON)			13,015	494,570

Alkermes PLC(NON)			2,201	128,891

Allergan, Inc.			800	170,072

AMAG Pharmaceuticals, Inc.(NON)			17,528	747,043

Amedisys, Inc.(NON)			6,239	183,115

AmSurg Corp.(NON)			4,881	267,137

Anthem, Inc.			56,300	7,075,221

Ariad Pharmaceuticals, Inc.(NON)(S)			64,262	441,480

Array BioPharma, Inc.(NON)			15,024	71,064

Asaleo Care, Ltd. (Australia)(NON)			99,315	133,607

Astellas Pharma, Inc. (Japan)			97,100	1,351,400

AstraZeneca PLC (United Kingdom)			24,792	1,744,010

AtriCure, Inc.(NON)			6,412	127,984

Bayer AG (Germany)			13,249	1,811,263

Biospecifics Technologies Corp.(NON)			2,799	108,097

C.R. Bard, Inc.			23,570	3,927,233

Cardinal Health, Inc.			64,534	5,209,830

Cardiome Pharma Corp. (Canada)(NON)			26,495	245,079

Catamaran Corp.(NON)			406	21,009

Celgene Corp.(NON)			80,864	9,045,447

Centene Corp.(NON)			1,431	148,609

Charles River Laboratories International, Inc.(NON)			17,000	1,081,880

Chemed Corp.			5,209	550,435

China Biologic Products, Inc. (China)(NON)			2,300	154,629

China Pioneer Pharma Holdings, Ltd. (China)			208,000	162,706

Coloplast A/S Class B (Denmark)			11,834	996,034

Computer Programs & Systems, Inc.			1,200	72,900

Conatus Pharmaceuticals, Inc.(NON)			2,135	14,945

Conmed Corp.			5,349	240,491

CSL, Ltd. (Australia)			280	19,715

DexCom, Inc.(NON)			2,917	160,581

Dynavax Technologies Corp.(NON)			16,122	271,817

Edwards Lifesciences Corp.(NON)			32,400	4,127,112

Eisai Co., Ltd. (Japan)			500	19,374

Eli Lilly & Co.			1,229	84,789

Enanta Pharmaceuticals, Inc.(NON)			2,100	106,785

Gilead Sciences, Inc.(NON)			36,200	3,412,212

GlaxoSmithKline PLC (United Kingdom)			49,710	1,063,548

Glenmark Pharmaceuticals, Ltd. (India)			11,027	134,113

Globus Medical, Inc. Class A(NON)			6,430	152,841

Greatbatch, Inc.(NON)			8,104	399,527

Grifols SA ADR (Spain)			5,161	175,422

Health Net, Inc./CA(NON)			20,065	1,074,079

HealthSouth Corp.			7,638	293,757

Henry Schein, Inc.(NON)			204	27,775

Hill-Rom Holdings, Inc.			6,892	314,413

Hisamitsu Pharmaceutical Co., Inc. (Japan)			7,500	235,449

ICU Medical, Inc.(NON)			5,964	488,452

Impax Laboratories, Inc.(NON)			10,672	338,089

Indivior PLC (United Kingdom)(NON)			7,160	16,672

Inovio Pharmaceuticals, Inc.(NON)(S)			3,932	36,096

Insulet Corp.(NON)			4,575	210,725

Insys Therapeutics, Inc.(NON)			8,572	361,396

Intuitive Surgical, Inc.(NON)			4,800	2,538,912

Isis Pharmaceuticals, Inc.(NON)(S)			4,497	277,645

Jazz Pharmaceuticals PLC(NON)			7,881	1,290,356

Johnson & Johnson			116,393	12,171,216

Kindred Healthcare, Inc.			8,617	156,657

Laboratory Corp. of America Holdings(NON)			227	24,493

McKesson Corp.			42,036	8,725,833

Medicines Co. (The)(NON)			5,125	141,809

Mednax, Inc.(NON)			350	23,139

Merck & Co., Inc.			245,722	13,954,552

Merck KGaA (Germany)			4,257	403,843

Merrimack Pharmaceuticals, Inc.(NON)(S)			15,508	175,240

Mettler-Toledo International, Inc.(NON)			4,300	1,300,578

Nektar Therapeutics(NON)			10,295	159,573

Novartis AG (Switzerland)			13,921	1,280,279

Novo Nordisk A/S Class B (Denmark)			17,024	720,313

NPS Pharmaceuticals, Inc.(NON)			5,117	183,035

Omega Healthcare Investors, Inc.(R)			3,675	143,582

OraSure Technologies, Inc.(NON)			24,938	252,871

Otsuka Holdings Company, Ltd. (Japan)			17,000	509,863

Patterson Cos., Inc.			405	19,481

Perrigo Co. PLC			182	30,423

Pfizer, Inc.			508,806	15,849,307

POZEN, Inc.(NON)			21,852	174,816

Prestige Brands Holdings, Inc.(NON)			7,608	264,150

Prothena Corp. PLC (Ireland)(NON)			12,027	249,681

Providence Service Corp. (The)(NON)			5,088	185,407

Puma Biotechnology, Inc.(NON)			641	121,322

Receptos, Inc.(NON)			2,029	248,573

Repligen Corp.(NON)			7,060	139,788

Roche Holding AG-Genusschein (Switzerland)			5,129	1,390,167

Sanofi (France)			17,378	1,583,760

Select Medical Holdings Corp.			22,532	324,461

Shionogi & Co., Ltd. (Japan)			4,300	111,393

Shire PLC (United Kingdom)			10,828	766,116

Sientra, Inc.(NON)			3,160	53,056

Spectranetics Corp. (The)(NON)(S)			6,790	234,798

STAAR Surgical Co.(NON)			18,405	167,670

Steris Corp.			3,211	208,233

Stryker Corp.			275	25,941

Sucampo Pharmaceuticals, Inc. Class A(NON)(S)			10,210	145,799

Surgical Care Affiliates, Inc.(NON)			7,337	246,890

Suzuken Co., Ltd. (Japan)			5,800	160,295

Takeda Pharmaceutical Co., Ltd. (Japan)			6,000	248,974

TESARO, Inc.(NON)			2,903	107,963

Teva Pharmaceutical Industries, Ltd. (acquired 3/3/14, cost $65,721) (Israel)(RES)			1,330	76,414

Threshold Pharmaceuticals, Inc.(NON)(S)			16,745	53,249

Trevena, Inc.(NON)			8,450	50,531

Trinity Biotech PLC ADR (Ireland)			4,215	73,805

Triple-S Management Corp. Class B (Puerto Rico)(NON)			3,563	85,191

UCB SA (Belgium)			2,086	158,307

West Pharmaceutical Services, Inc.			7,096	377,791

XenoPort, Inc.(NON)			28,496	249,910

				120,442,376
Technology (9.4%)

Accenture PLC Class A			394	35,188

Activision Blizzard, Inc.			180,900	3,645,135

Acxiom Corp.(NON)			4,327	87,708

Advanced Energy Industries, Inc.(NON)			5,273	124,970

Agilent Technologies, Inc.			2,200	90,068

Alcatel-Lucent (France)(NON)(S)			104,169	369,818

Alibaba Group Holding, Ltd. ADR (China)(NON)			3,529	366,804

Amber Road, Inc.(NON)			2,674	27,328

Amdocs, Ltd.			57,293	2,673,005

Anixter International, Inc.			3,250	287,495

AOL, Inc.(NON)			8,558	395,123

Apple, Inc.			219,621	24,241,766

ASML Holding NV (Netherlands)			7,043	754,564

Aspen Technology, Inc.(NON)			4,066	142,391

Avago Technologies, Ltd.			38,100	3,832,479

AVG Technologies NV (Netherlands)(NON)			5,901	116,486

Broadcom Corp. Class A			176,065	7,628,896

Brother Industries, Ltd. (Japan)			34,200	620,482

CACI International, Inc. Class A(NON)			4,448	383,329

Cavium, Inc.(NON)			1,846	114,120

Ceva, Inc.(NON)			7,252	131,551

Cirrus Logic, Inc.(NON)			4,850	114,315

Computer Sciences Corp.			82,500	5,201,625

Constant Contact, Inc.(NON)			3,879	142,359

Cray, Inc.(NON)			4,773	164,573

Cypress Semiconductor Corp.(NON)			7,581	108,257

Dassault Systemes SA (France)			1,102	67,066

DST Systems, Inc.			298	28,057

Dun & Bradstreet Corp. (The)			21,600	2,612,736

eBay, Inc.(NON)			212,100	11,903,052

Electronic Arts, Inc.(NON)			10,500	493,658

EMC Corp.			131,800	3,919,732

EnerSys			7,651	472,220

Engility Holdings, Inc.(NON)			9,875	422,650

Extreme Networks, Inc.(NON)			25,786	91,025

Fairchild Semiconductor International, Inc.(NON)			6,662	112,455

FANUC Corp. (Japan)			5,100	841,697

FEI Co.			2,030	183,411

Freescale Semiconductor, Ltd.(NON)(S)			8,234	207,744

FUJIFILM Holdings Corp. (Japan)			15,900	479,843

Fujitsu, Ltd. (Japan)			82,000	436,803

GenMark Diagnostics, Inc.(NON)(S)			15,082	205,266

Google, Inc. Class A(NON)			24,981	13,256,417

Google, Inc. Class C(NON)			393	206,875

Hollysys Automation Technologies, Ltd. (China)(NON)			5,600	136,808

Hoya Corp. (Japan)			29,000	970,948

InnerWorkings, Inc.(NON)			26,606	207,261

Integrated Silicon Solution, Inc. (ISSI)			20,767	344,109

IntraLinks Holdings, Inc.(NON)			18,638	221,792

Intuit, Inc.			802	73,936

Itochu Techno-Solutions Corp. (Japan)			400	14,174

Konica Minolta Holdings, Inc. (Japan)			26,800	289,080

L-3 Communications Holdings, Inc.			50,671	6,395,187

Leidos Holdings, Inc.			43,800	1,906,176

Lexmark International, Inc. Class A			3,440	141,969

LivePerson, Inc.(NON)			6,348	89,507

Manhattan Associates, Inc.(NON)			4,242	172,734

Marvell Technology Group, Ltd.			208,200	3,018,900

Maxim Integrated Products, Inc.			1,252	39,901

MAXIMUS, Inc.			2,453	134,523

Mellanox Technologies, Ltd. (Israel)(NON)			2,636	112,636

Mentor Graphics Corp.			28,036	614,549

Microsemi Corp.(NON)			4,240	120,331

Microsoft Corp.			39,512	1,835,332

MobileIron, Inc.(NON)			12,472	124,221

MTS Systems Corp.			1,669	125,225

Murata Manufacturing Co., Ltd. (Japan)			2,200	240,314

NetApp, Inc.			144,500	5,989,525

Netscout Systems, Inc.(NON)			3,136	114,589

NIC, Inc.			5,739	103,245

Nimble Storage, Inc.(NON)			4,429	121,798

Nomura Research Institute, Ltd. (Japan)			1,000	30,706

NTT Data Corp. (Japan)			6,900	257,936

Oracle Corp.			322,098	14,484,747

Pandora Media, Inc.(NON)			7,800	139,074

Perficient, Inc.(NON)			8,669	161,503

Plantronics, Inc.			1,474	78,151

Power Integrations, Inc.			2,918	150,977

Proofpoint, Inc.(NON)			2,906	140,156

PROS Holdings, Inc.(NON)			4,445	122,149

PTC, Inc.(NON)			5,458	200,036

QLogic Corp.(NON)			26,499	352,967

Quantum Corp.(NON)			82,437	145,089

RF Micro Devices, Inc.(NON)			38,727	642,481

Rovi Corp.(NON)			8,529	192,670

Sage Group PLC (The) (United Kingdom)			1,387	10,002

Samsung Electronics Co., Ltd. (South Korea)			306	367,828

SAP AG (Germany)			3,797	268,469

Sartorius AG (Preference) (Germany)			1,257	153,418

Semtech Corp.(NON)			4,329	119,351

Silergy Corp. (Taiwan)			15,181	124,198

Silicon Image, Inc.(NON)			43,125	238,050

SK Hynix, Inc. (South Korea)(NON)			5,016	215,985

Skyworth Digital Holdings, Ltd. (China)			712,000	385,597

SoftBank Corp. (Japan)			17,500	1,041,464

SolarWinds, Inc.(NON)			7,884	392,860

Spansion, Inc. Class A(NON)			18,577	635,705

Sparton Corp.(NON)			6,206	175,878

SS&C Technologies Holdings, Inc.			3,781	221,151

Sumco Corp. (Japan)			8,300	119,352

Symantec Corp.			192,865	4,947,952

Synaptics, Inc.(NON)			6,165	424,399

SYNNEX Corp.			5,650	441,604

Synopsys, Inc.(NON)			823	35,776

Tencent Holdings, Ltd. (China)			8,600	123,396

Tyler Technologies, Inc.(NON)			1,856	203,121

Ultimate Software Group, Inc.(NON)			1,672	245,475

Ultra Clean Holdings, Inc.(NON)			25,897	240,324

United Internet AG (Germany)			11,432	518,419

Verint Systems, Inc.(NON)			3,728	217,268

VeriSign, Inc.(NON)			619	35,283

Web.com Group, Inc.(NON)			11,488	218,157

Western Digital Corp.			74,147	8,208,073

Xcerra Corp.(NON)			39,345	360,400

Xerox Corp.			361,500	5,010,390

				154,197,299
Transportation (1.4%)

Aegean Marine Petroleum Network, Inc. (Greece)			25,839	362,263

Alaska Air Group, Inc.			436	26,055

ANA Holdings, Inc. (Japan)			311,000	765,488

Canadian National Railway Co. (Canada)			600	41,326

Cathay Pacific Airways, Ltd. (Hong Kong)			6,000	13,056

ComfortDelgro Corp., Ltd. (Singapore)			253,000	495,315

Copa Holdings SA Class A (Panama)			112	11,608

Delta Air Lines, Inc.			11,031	542,615

Deutsche Post AG (Germany)			36,461	1,192,954

East Japan Railway Co. (Japan)			600	44,952

Hankyu Hanshin Holdings, Inc. (Japan)			3,000	16,140

Hawaiian Holdings, Inc.(NON)			18,460	480,883

International Consolidated Airlines Group SA (Spain)(NON)			14,958	111,784

Japan Airlines Co., Ltd. (Japan)(UR)			5,700	166,500

JetBlue Airways Corp.(NON)(S)			33,668	533,974

Kuehne & Nagel International AG (Switzerland)			294	39,964

Matson, Inc.			2,697	93,100

MTR Corp. (Hong Kong)			5,000	20,421

Nippon Express Co., Ltd. (Japan)			3,000	15,257

Quality Distribution, Inc.(NON)			35,990	382,934

Ryanair Holdings PLC ADR (Ireland)(NON)			840	59,867

Scorpio Tankers, Inc.			34,967	303,863

Singapore Airlines, Ltd. (Singapore)			2,000	17,486

SkyWest, Inc.			9,241	122,720

Southwest Airlines Co.			215,219	9,108,068

Spirit Airlines, Inc.(NON)			4,737	358,022

Swift Transportation Co.(NON)			24,380	697,999

Tobu Railway Co., Ltd. (Japan)			3,000	12,820

Union Pacific Corp.			53,680	6,394,898

United Parcel Service, Inc. Class B			928	103,166

Universal Truckload Services, Inc.			787	22,437

West Japan Railway Co. (Japan)			500	23,693

XPO Logistics, Inc.(NON)			3,113	127,259

Yamato Holdings Co., Ltd. (Japan)			1,100	21,659

				22,730,546
Utilities and power (1.8%)

Alliant Energy Corp.			7,400	491,508

Centrica PLC (United Kingdom)			159,439	686,219

China Power New Energy Development Co., Ltd. (China)(NON)			1,840,000	117,204

China Resources Power Holdings Co., Ltd. (China)			58,000	148,180

China Water Affairs Group, Ltd. (China)			210,000	95,915

China WindPower Group, Ltd. (China)(NON)			1,650,000	87,277

CLP Holdings, Ltd. (Hong Kong)			2,000	17,317

CMS Energy Corp.			579	20,120

Edison International			100,500	6,580,740

Enbridge, Inc. (Canada)			873	44,890

Enel SpA (Italy)			126,777	566,851

ENI SpA (Italy)			29,450	514,350

Entergy Corp.			121,125	10,596,015

Fortum OYJ (Finland)			1,787	38,616

ITC Holdings Corp.			339	13,706

Kinder Morgan, Inc.			580	24,540

National Grid PLC (United Kingdom)			3,135	44,692

OGE Energy Corp.			60,700	2,153,636

Origin Energy, Ltd. (Australia)			21,653	204,341

PG&E Corp.			945	50,312

PPL Corp.			1,316	47,810

Red Electrica Corporacion SA (Spain)			11,818	1,037,467

Snam SpA (Italy)			6,444	31,789

Southern Co. (The)			1,818	89,282

Terna SPA (Italy)			6,323	28,644

Tokyo Gas Co., Ltd. (Japan)			226,000	1,219,533

UGI Corp.			79,600	3,023,208

United Utilities Group PLC (United Kingdom)			41,630	589,936

Veolia Environnement SA (France)			20,219	359,060

				28,923,158

Total common stocks (cost $739,594,150)				$888,896,176

CORPORATE BONDS AND NOTES (15.4%)(a)
			Principal amount	Value

Basic materials (0.9%)

Agrium, Inc. sr. unsec. unsub. 5 1/4s, 2045 (Canada)			$150,000	$162,017

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)			38,000	39,345

Albemarle Corp. sr. unsec. notes 4.15s, 2024			190,000	193,041

Alcoa, Inc. sr. unsec. unsub. notes 5.4s, 2021			30,000	32,491

Alcoa, Inc. sr. unsec. unsub. notes 5 1/8s, 2024			25,000	26,494

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021			90,000	92,196

ArcelorMittal SA sr. unsec. bonds 10.35s, 2019 (France)			859,000	1,037,243

ArcelorMittal SA sr. unsec. unsub. notes 7 1/2s, 2039 (France)			34,000	35,190

Archer-Daniels-Midland Co. sr. unsec. notes 5.45s, 2018			851,000	947,931

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			147,000	154,350

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			67,000	66,330

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			190,000	201,400

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044			85,000	92,433

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034			58,000	60,794

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			98,000	116,754

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			110,000	106,975

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			147,000	150,308

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023			220,000	221,343

Dow Chemical Co. (The) sr. unsec. unsub. notes 3 1/2s, 2024			965,000	955,219

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021			525,000	556,518

Eastman Chemical Co. sr. unsec. unsub. notes 3.8s, 2025			295,000	298,142

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			37,000	35,983

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			84,000	75,600

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. bonds 5.8s, 2016 (Canada)			49,000	52,417

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024			506,000	506,772

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			173,000	181,218

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			84,000	96,180

HD Supply, Inc. 144A company guaranty sr. notes 5 1/4s, 2021			155,000	157,713

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			44,000	43,120

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			59,000	52,510

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			155,000	150,350

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			130,000	126,100

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			107,000	114,758

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			290,000	287,825

Huntsman International, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			35,000	34,475

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			164,000	180,400

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			127,000	133,668

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019			310,000	387,026

Mercer International, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)			75,000	75,938

Methanex Corp. sr. unsec. unsub. notes 5.65s, 2044 (Canada)			385,000	393,642

Methanex Corp. sr. unsec. unsub. notes 4 1/4s, 2024 (Canada)			505,000	502,795

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)			40,000	39,775

Momentive Performance Materials, Inc. escrow company guaranty sr. notes 8 7/8s, 2020(F)			110,000	1

Momentive Performance Materials, Inc. company guaranty sr. notes 3.88s, 2021			110,000	93,225

Monsanto Company sr. unsec. notes 5 1/2s, 2025			815,000	936,630

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043			28,000	32,146

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033			12,000	13,597

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			135,000	135,203

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			135,000	132,300

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023			300,000	315,739

PQ Corp. 144A sr. notes 8 3/4s, 2018			144,000	149,040

Rio Tinto Finance USA PLC company guaranty sr. unsec. unsub. notes 1 5/8s, 2017 (United Kingdom)			865,000	864,643

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			265,000	335,268

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019			228,000	243,512

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			140,000	138,866

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			155,000	159,263

SBA Communications Corp. 144A sr. unsec. notes 4 7/8s, 2022			95,000	91,438

Sealed Air Corp. 144A company guaranty sr. unsec. notes 8 3/8s, 2021			60,000	67,050

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033			35,000	35,788

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			80,000	87,600

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			113,000	114,695

Sealed Air Corp. 144A sr. unsec. notes 5 1/8s, 2024			60,000	60,600

Sealed Air Corp. 144A sr. unsec. notes 4 7/8s, 2022			45,000	44,663

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)			60,000	70,350

Steel Dynamics, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			4,000	4,170

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			20,000	21,200

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			27,000	28,350

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			13,000	13,195

Steel Dynamics, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2024			80,000	82,000

Steel Dynamics, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2021			25,000	25,469

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			140,000	144,200

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			23,000	23,230

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023			173,000	164,350

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)			405,000	539,196

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			175,000	182,438

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021			100,000	102,500

				14,626,694
Capital goods (0.6%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			317,000	317,000

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			212,000	237,440

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			95,000	92,388

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2022			65,000	63,863

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022			60,000	59,550

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			60,000	57,600

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			57,000	57,855

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			160,000	178,000

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			240,000	267,116

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			67,000	68,340

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			125,000	135,938

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			315,000	338,625

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6s, 2017 (Luxembourg)			865,000	968,014

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			280,000	271,600

Crown Cork & Seal Co., Inc. sr. unsec. bonds 7 3/8s, 2026			80,000	88,400

Deere & Co. sr. unsec. unsub. notes 2.6s, 2022			510,000	501,725

Gates Global LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022			210,000	201,075

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.6s, 2042			290,000	278,932

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2 1/4s, 2022			245,000	236,664

Huntington Ingalls Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2021			65,000	66,138

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			771,000	1,081,816

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			125,000	126,875

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			105,000	98,700

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022			60,000	60,750

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			110,000	116,600

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022			180,000	183,600

Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2025			120,000	121,200

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			178,000	187,790

Raytheon Co. sr. unsec. notes 4 7/8s, 2040			135,000	154,033

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			55,000	56,375

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			310,000	327,050

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			100,000	102,500

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			155,000	158,875

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			103,000	108,923

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			27,000	27,945

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			164,000	167,280

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			133,000	141,645

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2024			27,000	27,135

TransDigm, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2020			23,000	22,483

United Technologies Corp. sr. unsec. notes 5 3/8s, 2017			736,000	818,767

Waste Management, Inc. company guaranty sr. unsec. notes 7 3/4s, 2032			370,000	539,136

Zebra Technologies Corp. 144A sr. unsec. unsub. notes 7 1/4s, 2022			85,000	89,250

				9,204,991
Communication services (1.6%)

Adelphia Communications Corp. escrow bonds zero %, 2015			270,000	2,025

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)			165,000	195,230

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 2 3/8s, 2016 (Mexico)			200,000	203,836

American Tower Corp. sr. unsec. notes 7s, 2017(R)			440,000	496,776

AT&T, Inc. sr. unsec. unsub. notes 1.7s, 2017			865,000	868,434

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			240,000	267,000

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			40,000	45,200

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			70,000	77,000

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			68,000	71,400

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			54,000	54,000

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023			114,000	111,150

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			83,000	88,188

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			120,000	124,650

CCOH Safari, LLC company guaranty sr. unsec. bonds 5 3/4s, 2024			130,000	131,463

CCOH Safari, LLC company guaranty sr. unsec. bonds 5 1/2s, 2022			70,000	71,050

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			113,000	123,735

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			24,000	24,900

Comcast Corp. company guaranty sr. unsec. unsub. bonds 6 1/2s, 2017			865,000	955,139

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			790,000	1,113,028

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			110,000	147,071

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.45s, 2037			345,000	458,995

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			220,000	224,400

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)			60,000	60,600

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			75,000	82,442

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			183,000	201,758

CSC Holdings, LLC 144A sr. unsec. notes 5 1/4s, 2024			90,000	90,450

Deutsche Telekom International Finance BV company guaranty 8 3/4s, 2030 (Netherlands)			435,000	642,564

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			115,000	116,438

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			82,000	93,070

DISH DBS Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2024			145,000	145,725

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021			15,000	15,075

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			30,000	31,500

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			102,000	109,395

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			68,000	74,800

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)			53,000	54,458

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			104,000	111,280

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)			207,000	211,140

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			523,000	524,308

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			185,000	260,109

Level 3 Communications, Inc. 144A sr. unsec. unsub. notes 5 3/4s, 2022			50,000	50,313

Level 3 Escrow II, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			105,000	105,525

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			92,000	99,245

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			105,000	110,644

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			125,000	129,375

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. unsub. notes 7 1/4s, 2022			125,000	133,438

NII International Telecom SCA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg) (In default)(NON)			50,000	35,750

Numericable Group SA 144A sr. notes 6s, 2022 (France)			400,000	404,000

Orange SA sr. unsec. unsub. notes 4 1/8s, 2021 (France)			277,000	296,744

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			83,000	84,868

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			635,000	734,256

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			115,000	136,962

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)			510,000	516,611

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			34,000	34,605

SES SA 144A company guaranty sr. unsec. notes 3.6s, 2023 (France)			253,000	255,362

Sprint Capital Corp. company guaranty 6 7/8s, 2028			497,000	437,360

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			107,000	115,426

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			67,000	66,665

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			169,000	192,221

Sprint Corp. company guaranty sr. unsec. notes 7 7/8s, 2023			303,000	299,122

Sprint Corp. company guaranty sr. unsec. notes 7 1/4s, 2021			390,000	386,588

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023			17,000	17,574

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			47,000	47,940

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			147,000	150,308

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			43,000	44,720

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2025			70,000	71,120

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			127,000	129,858

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			213,000	216,195

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			50,000	50,125

TCI Communications, Inc. sr. unsec. unsub. notes 7 1/8s, 2028			400,000	538,084

Telecom Italia SpA 144A sr. unsec. notes 5.303s, 2024 (Italy)			500,000	506,250

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)			342,000	366,161

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038			7,000	9,652

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039			200,000	261,456

Time Warner Entertainment Co. LP company guaranty sr. unsec. bonds 8 3/8s, 2033			935,000	1,403,187

Verizon Communications, Inc. sr. unsec. notes 6.4s, 2038			1,946,000	2,401,090

Verizon Communications, Inc. sr. unsec. notes 6.35s, 2019			240,000	278,103

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033			779,000	966,529

Verizon Communications, Inc. sr. unsec. unsub. notes 4.4s, 2034			815,000	810,095

Verizon Communications, Inc. 144A sr. unsec. notes 2 5/8s, 2020			627,000	619,832

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022			160,000	202,499

Verizon New York, Inc. company guaranty sr. unsec. notes Ser. B, 7 3/8s, 2032			512,000	642,042

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030			240,000	329,661

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			130,000	132,275

Vodafone Group PLC sr. unsec. unsub. notes 1 1/4s, 2017 (United Kingdom)			1,498,000	1,478,915

West Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			45,000	43,088

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			197,000	205,126

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			193,000	208,923

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			83,000	84,660

Windstream Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			84,000	78,540

				25,598,870
Consumer cyclicals (2.0%)

21st Century Fox America, Inc. company guaranty sr. unsec. debs. 7 3/4s, 2024			350,000	451,692

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. debs. 7 3/4s, 2045			540,000	812,323

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			130,000	128,375

Amazon.com, Inc. sr. unsec. notes 1.2s, 2017			851,000	841,973

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			77,000	83,738

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			74,000	75,110

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			44,000	49,351

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			307,000	332,328

Bed Bath & Beyond, Inc. sr. unsec. notes 5.165s, 2044			515,000	538,837

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			217,000	215,915

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			37,000	30,895

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			134,000	140,030

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			64,000	66,253

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			55,000	58,163

Building Materials Corp. of America 144A sr. unsec. notes 5 3/8s, 2024			230,000	229,425

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030			395,000	552,058

CBS Corp. sr. unsec. unsub. notes 4 1/2s, 2021			430,000	464,375

CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2025			75,000	75,563

CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			137,000	138,370

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			84,000	88,410

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			93,000	93,465

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			30,000	29,850

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			24,000	23,460

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			53,000	50,085

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			25,000	26,625

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			120,000	126,000

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			420,000	432,600

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			97,000	97,970

Dana Holding Corp. sr. unsec. notes 5 1/2s, 2024			80,000	81,000

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023			133,000	138,985

Dana Holding Corp. sr. unsec. unsub. notes 5 3/8s, 2021			40,000	41,200

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			134,000	140,365

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023			585,000	532,493

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			113,000	122,605

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			535,000	597,849

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			187,000	194,237

First Cash Financial Services, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2021 (Mexico)			60,000	62,400

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097			162,000	214,371

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047			390,000	629,914

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031			596,000	809,127

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			235,000	338,396

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020			1,060,000	1,313,343

Gannett Co., Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020			60,000	61,050

Gannett Co., Inc. company guaranty sr. unsec. bonds 5 1/8s, 2019			80,000	81,800

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021			135,000	133,988

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)			150,000	148,590

General Motors Co. sr. unsec. unsub. notes 5.2s, 2045			230,000	242,650

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3 1/4s, 2018			432,000	432,540

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 2 3/4s, 2016			365,000	370,931

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			97,000	92,878

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 7/8s, 2020			130,000	131,625

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018			263,000	268,918

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			140,000	144,200

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	165,000	149,365

Griffey Intermediate, Inc./Griffey Finance Sub, LLC 144A sr. unsec. notes 7s, 2020			$69,000	54,165

Grupo Televisa SAB sr. unsec. unsub. notes 6 5/8s, 2025 (Mexico)			545,000	667,233

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023			25,000	34,003

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016			385,000	406,296

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			184,000	211,590

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			851,000	928,708

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			144,000	149,040

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023			100,000	98,549

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			150,000	151,500

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2021			270,000	264,600

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019			282,000	277,770

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			67,000	68,005

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			83,000	86,320

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			103,000	106,605

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			245,000	227,850

Jo-Ann Stores, LLC 144A sr. unsec. notes 9 3/4s, 2019(PIK)			100,000	85,000

Johnson Controls, Inc. sr. unsec. notes 4.95s, 2064			515,000	530,950

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			92,000	103,270

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			53,000	57,240

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			84,000	87,150

Lamar Media Corp. company guaranty sr. unsec. notes 5 3/8s, 2024			90,000	92,700

Lender Processing Services, Inc./Black Knight Lending Solutions, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			127,000	134,303

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			155,000	151,900

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019			57,000	57,000

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			190,000	197,600

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029			315,000	400,959

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			255,000	277,934

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 4.3s, 2043			610,000	591,046

Marriott International, Inc. sr. unsec. unsub. notes 3s, 2019			258,000	264,754

Masonite International Corp. 144A company guaranty sr. notes 8 1/4s, 2021			305,000	325,588

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			265,000	266,325

Media General Financing Sub, Inc. 144A sr. unsec. notes 5 7/8s, 2022			30,000	29,700

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			230,000	241,500

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			255,000	253,088

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			70,000	79,363

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			180,000	188,550

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			591,616	640,424

Navistar International Corp. sr. notes 8 1/4s, 2021			128,000	125,440

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			185,000	185,000

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			375,000	397,500

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8s, 2021			60,000	63,450

Nexstar Broadcasting, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			110,000	114,125

Nielsen Co. Luxembourg S.a.r.l. (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			220,000	220,825

Nordstrom, Inc. sr. unsec. notes 5s, 2044			240,000	274,118

Nordstrom, Inc. sr. unsec. unsub. notes 6.95s, 2028			525,000	691,823

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			295,000	309,013

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			195,000	208,650

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023			115,000	118,992

Owens Corning company guaranty sr. unsec. notes 9s, 2019			57,000	68,980

Penn National Gaming, Inc. sr. unsec. notes 5 7/8s, 2021			172,000	159,960

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			127,000	131,763

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			110,000	111,375

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018			73,000	76,650

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			65,000	65,975

PulteGroup, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			137,000	153,440

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			75,000	85,313

QVC, Inc. company guaranty sr. notes 4.85s, 2024			195,000	198,565

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			103,000	97,067

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022			53,000	50,615

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			141,000	149,460

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			150,000	158,250

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			66,000	70,620

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018			40,000	34,000

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020			40,000	28,000

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022			115,000	116,438

Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 10s, 2022			305,000	279,456

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			87,000	89,610

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			33,000	32,753

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			24,000	24,420

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			35,000	33,863

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 6s, 2024			100,000	102,250

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			203,000	209,598

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022			27,000	28,350

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			203,000	203,000

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022			4,000	4,250

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			7,000	7,298

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			115,000	120,175

Spectrum Brands, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2024			70,000	71,050

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			104,000	106,600

Standard Pacific Corp. company guaranty sr. unsec. notes 5 7/8s, 2024			65,000	65,000

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			110,000	100,100

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			47,000	49,820

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			50,000	47,750

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			77,000	75,268

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020			124,000	131,440

Tiffany & Co. 144A sr. unsec. notes 4.9s, 2044			460,000	474,093

Time Warner, Inc. company guaranty sr. unsec. notes 3.15s, 2015			80,000	81,118

Townsquare Radio, LLC/Townsquare Radio, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			64,000	68,160

Toyota Motor Credit Corp. sr. unsec. unsub. notes Ser. MTN, 1 1/4s, 2017			865,000	862,418

Tri Pointe Holdings, Inc. 144A sr. unsec. unsub. notes 5 7/8s, 2024			150,000	150,000

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			30,000	30,150

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4.45s, 2023			170,000	170,850

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			204,000	217,260

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037			844,000	1,161,362

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s, 2040			50,000	59,071

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021			165,000	167,761

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041			65,000	70,835

Walt Disney Co. (The) sr. unsec. unsub. notes Ser. MTN, 1.1s, 2017			865,000	859,819

				33,136,992
Consumer staples (1.1%)

Altria Group, Inc. company guaranty sr. unsec. bonds 4s, 2024			254,000	265,495

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018			69,000	87,617

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			10,000	12,852

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			560,000	545,992

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. notes 1 1/4s, 2018			865,000	855,691

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			620,000	957,168

Anheuser-Busch InBev Worldwide, Inc. company guaranty unsec. unsub. notes 5 3/8s, 2020			325,000	368,107

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			250,000	265,625

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			40,000	43,700

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			113,000	115,260

BC ULC/New Red Finance, Inc. 144A notes 6s, 2022 (Canada)			270,000	276,750

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			172,000	176,300

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. notes 8 1/2s, 2019			27,000	33,090

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. unsub. notes 4.1s, 2016			253,000	261,309

Cargill, Inc. 144A sr. unsec. notes 4.1s, 2042			400,000	403,724

CEC Entertainment, Inc. company guaranty sr. unsec. notes 8s, 2022			120,000	116,400

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			312,000	341,300

Coca-Cola Co. (The) sr. unsec. unsub. notes 5.35s, 2017			536,000	594,377

Coca-Cola Co. (The) sr. unsec. unsub. notes 3.2s, 2023			430,000	442,369

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			30,000	29,813

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			125,000	135,000

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			103,000	113,815

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 4 3/4s, 2024			15,000	15,188

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 3 7/8s, 2019			10,000	10,075

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			198,000	190,575

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			24,000	23,340

CVS Health Corp. sr. unsec. unsub. notes 2 1/4s, 2018			865,000	872,744

CVS Pass-Through Trust sr. notes 6.036s, 2028			42,570	49,280

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036			351,249	375,593

Delhaize Group SA company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)			58,000	60,909

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 1 1/2s, 2017 (United Kingdom)			407,000	407,541

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022			165,000	218,162

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			193,000	177,078

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037			509,000	685,935

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85s, 2024			655,000	664,267

Grupo Bimbo SAB de CV 144A sr. unsec. notes 4 7/8s, 2044 (Mexico)			400,000	401,006

Grupo Bimbo SAB de CV 144A sr. unsec. notes 3 7/8s, 2024 (Mexico)			515,000	515,327

HJ Heinz Co. company guaranty notes 4 1/4s, 2020			207,000	209,070

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			43,000	45,258

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			65,000	66,950

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			35,000	36,225

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			420,000	541,491

Kroger Co. (The) company guaranty sr. unsec. notes 6.9s, 2038			860,000	1,144,377

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			37,000	38,110

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			275,000	291,500

McDonald's Corp. sr. unsec. bonds 6.3s, 2037			302,000	395,248

McDonald's Corp. sr. unsec. notes 5.7s, 2039			393,000	482,718

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042			295,000	320,214

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018			346,000	420,942

PepsiCo, Inc. sr. unsec. unsub. notes 4 1/4s, 2044			190,000	198,431

PepsiCo, Inc. sr. unsec. unsub. notes 1 1/4s, 2017			859,000	857,335

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			92,000	90,390

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			143,000	143,000

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			103,000	112,399

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			40,000	42,750

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042			270,000	304,156

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.6s, 2016			205,000	218,531

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			60,000	65,925

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024			58,000	59,740

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			120,000	126,000

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			120,000	124,200

Walgreens Boots Alliance, Inc. company guaranty sr. unsec. unsub. notes 3.3s, 2021			505,000	508,580

WhiteWave Foods Co. (The) company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			155,000	159,650

				18,111,964
Energy (1.2%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			53,000	55,253

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			40,000	42,500

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			209,000	213,180

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			195,000	59,475

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			53,000	56,709

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036			175,000	210,296

Anadarko Petroleum Corp. sr. unsec. unsub. notes 6.95s, 2019			215,000	251,195

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2022			90,000	84,825

Antero Resources Finance Corp. company guaranty sr. unsec. notes 5 3/8s, 2021			90,000	87,075

Apache Corp. sr. unsec. unsub. notes 5.1s, 2040			50,000	48,990

Apache Corp. sr. unsec. unsub. notes 3 1/4s, 2022			254,000	249,562

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)			77,000	65,450

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2021 (Canada)			17,000	14,450

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.2s, 2016 (United Kingdom)			885,000	908,928

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.846s, 2017 (United Kingdom)			865,000	872,103

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			80,000	67,600

California Resources Corp. 144A company guaranty sr. unsec. notes 6s, 2024			210,000	177,450

California Resources Corp. 144A company guaranty sr. unsec. notes 5s, 2020			165,000	143,138

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s, 2017 (Canada)			1,515,000	1,642,328

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			114,000	77,520

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			30,000	30,900

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022			64,000	62,240

Chesapeake Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			32,000	33,600

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			130,000	98,800

Chevron Corp. sr. unsec. unsub. notes 1.104s, 2017			851,000	845,739

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			137,000	143,850

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			130,000	130,650

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			54,000	54,540

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			105,000	38,325

ConocoPhillips Co. company guaranty sr. unsec. notes 1.05s, 2017			865,000	853,939

CONSOL Energy, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			80,000	74,400

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			24,000	22,800

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			149,000	136,335

EQT Midstream Partners LP company guaranty sr. unsec. notes 4s, 2024			65,000	64,367

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			74,000	56,610

Exterran Partners LP/EXLP Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2022			134,000	113,900

FTS International, Inc. 144A company guaranty sr. notes 6 1/4s, 2022			93,000	67,890

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			295,000	288,363

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			65,000	63,538

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			27,000	20,250

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			275,000	206,938

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031			175,000	217,419

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			94,000	89,300

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2022			30,000	25,500

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024			50,000	44,000

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			70,000	95,697

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			150,000	93,000

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			184,000	187,220

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			109,000	109,273

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			204,000	142,800

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			75,000	60,750

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019			244,000	206,180

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. unsub. notes 10 3/8s, 2017 (Canada)(F)			100,000	5

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)			200,000	159,000

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041			170,000	202,331

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			30,000	27,375

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			110,000	98,175

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			275,000	203,500

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			210,000	208,950

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			510,000	445,338

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			55,000	49,500

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			210,000	191,100

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			250,000	187,500

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			185,000	131,350

Paragon Offshore PLC 144A company guaranty sr. unsec. notes 6 3/4s, 2022			65,000	39,650

Paragon Offshore PLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2024			225,000	135,000

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)			200,000	191,000

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			100,000	46,125

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)			16,000	5,604

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			131,000	69,103

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			234,000	133,848

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)			575,000	209,875

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6 3/8s, 2045 (Mexico)			220,000	249,150

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4 7/8s, 2024 (Mexico)			220,000	228,580

Phillips 66 company guaranty sr. unsec. unsub. notes 2.95s, 2017			865,000	893,357

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. notes 5 5/8s, 2022			65,000	60,775

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			133,000	118,370

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			83,000	75,953

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			405,000	421,200

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			47,000	47,470

Samson Investment Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			260,000	107,738

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			143,000	137,280

Seventy Seven Energy, Inc. sr. unsec. notes 6 1/2s, 2022			65,000	38,350

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018			215,000	176,300

Shell International Finance BV company guaranty sr. unsec. notes 3.1s, 2015 (Netherlands)			570,000	577,649

Shell International Finance BV company guaranty sr. unsec. unsub. notes 5.2s, 2017 (Netherlands)			929,000	1,008,532

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			47,000	46,060

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			54,000	52,380

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			20,000	19,300

Spectra Energy Capital, LLC sr. notes 8s, 2019			250,000	303,070

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			235,000	271,811

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			30,000	18,525

Tesoro Logistics LP/Tesoro Logistics Finance Corp. 144A sr. unsec. notes 6 1/4s, 2022			15,000	14,963

Tesoro Logistics LP/Tesoro Logistics Finance Corp. 144A sr. unsec. notes 5 1/2s, 2019			10,000	9,925

Total Capital International SA company guaranty sr. unsec. unsub. notes 1.55s, 2017 (France)			851,000	853,903

Triangle USA Petroleum Corp. 144A sr. unsec. notes 6 3/4s, 2022			60,000	39,600

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			117,000	104,423

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.8s, 2037			110,000	104,018

Weatherford International, Ltd. of Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)			440,000	548,702

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			233,000	213,195

Williams Cos., Inc. (The) notes 8 3/4s, 2032			135,000	157,554

Williams Cos., Inc. (The) notes 7 3/4s, 2031			7,000	7,497

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			19,000	21,948

Williams Cos., Inc. (The) sr. unsec. notes 4.55s, 2024			395,000	367,343

Williams Partners LP sr. unsec. notes 5.4s, 2044			123,000	121,279

Williams Partners LP sr. unsec. notes 4.3s, 2024			122,000	121,047

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			43,000	41,388

				20,320,104
Financials (5.1%)

Abbey National Treasury Services PLC/London bank guaranty sr. unsec. unsub. notes 1 3/8s, 2017 (United Kingdom)			928,000	926,990

Aflac, Inc. sr. unsec. notes 8 1/2s, 2019			535,000	668,601

Aflac, Inc. sr. unsec. notes 6.9s, 2039			450,000	611,007

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			104,000	112,320

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			80,000	80,400

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031			217,000	276,675

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			70,000	82,600

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			217,000	254,433

Ally Financial, Inc. unsec. sub. notes 8s, 2018			77,000	87,395

American Express Co. sr. unsec. notes 7s, 2018			627,000	725,410

American Express Co. sr. unsec. notes 6.15s, 2017			379,000	422,282

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2058			464,000	628,720

American International Group, Inc. sr. unsec. Ser. MTN, 5.85s, 2018			901,000	1,006,935

ARC Properties Operating Partnership LP/Clark Acquisition, LLC company guaranty sr. unsec. unsub. notes 4.6s, 2024(R)			395,000	364,404

Associates Corp. of North America sr. unsec. notes 6.95s, 2018			386,000	450,844

AXA SA 144A jr. unsec. sub. FRN notes 6.463s, perpetual maturity (France)			505,000	531,513

AXA SA 144A jr. unsec. sub. FRN notes 6.379s, perpetual maturity (France)			370,000	400,525

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB bonds 9s, perpetual maturity (Spain)			200,000	214,500

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)			450,000	451,612

Bank of America Corp. jr. unsec. sub. FRN notes Ser. Z, 6 1/2s, perpetual maturity			60,000	61,074

Bank of America Corp. sr. unsec. notes Ser. MTN, 1.7s, 2017			555,000	555,126

Bank of America Corp. sr. unsec. unsub. notes 2s, 2018			981,000	980,254

Bank of America, NA sub. notes Ser. BKNT, 5.3s, 2017			250,000	268,541

Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 2 1/2s, 2017 (Canada)			851,000	871,560

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 1.969s, 2017			615,000	623,214

Bank of New York Mellon Corp. (The) 144A sr. unsec. notes Ser. MTN, 2 1/2s, 2016			20,000	20,381

Bank of Nova Scotia sr. unsec. unsub. notes 1 3/8s, 2017 (Canada)			865,000	859,479

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. notes 1.2s, 2017 (Japan)			877,000	870,159

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)			890,000	1,194,904

Barclays PLC jr. unsec. sub. FRB bonds 6 5/8s, perpetual maturity (United Kingdom)			1,545,000	1,483,200

BBVA International Preferred SAU company guaranty jr. unsec. sub. FRB bonds 5.919s, perpetual maturity (Spain)			425,000	432,565

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7 1/4s, 2018			240,000	276,612

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043			190,000	201,316

BNP Paribas SA bank guaranty sr. unsec. unsub. notes Ser. MTN, 1 3/8s, 2017 (France)			1,070,000	1,069,983

BNP Paribas SA sr. unsec. notes Ser. MTN, 2 3/8s, 2017 (France)			240,000	243,886

BNP Paribas SA 144A jr. unsec. sub. FRN notes 7.195s, perpetual maturity (France)			100,000	115,875

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)			435,000	467,089

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)			310,000	320,047

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			390,000	430,577

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)			935,000	1,001,843

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025			60,000	61,200

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			100,000	102,190

CIT Group, Inc. sr. unsec. notes 5s, 2023			63,000	64,418

CIT Group, Inc. sr. unsec. notes 5s, 2022			273,000	280,508

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			84,000	88,780

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			77,000	80,273

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019			44,000	43,890

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			153,000	166,005

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			104,000	109,720

Citigroup, Inc. sr. unsec. unsub. notes 4.45s, 2017			997,000	1,053,912

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)			770,000	885,385

Commonwealth Bank of Australia/New York sr. unsec. unsub. bonds 1 1/8s, 2017			1,183,000	1,178,825

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			77,000	50,050

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands (Rabobank Nederland) bank guaranty sr. unsec. notes 3 3/8s, 2017 (Netherlands)			774,000	807,426

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			104,000	104,000

Credit Agricole SA 144A jr. unsec. sub. FRN notes 7 7/8s, perpetual maturity (France)			335,000	340,874

Credit Suisse Group AG 144A jr. unsec. sub. FRN notes 7 1/2s, perpetual maturity (Switzerland)			631,000	653,085

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			315,000	388,481

Deutsche Bank AG/London sr. unsec. notes 6s, 2017 (United Kingdom)			981,000	1,089,779

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			160,000	135,600

Dresdner Funding Trust I 144A bonds 8.151s, 2031			125,000	147,500

Duke Realty LP company guaranty sr. unsec. unsub. notes 4 3/8s, 2022(R)			269,000	284,753

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			164,000	173,840

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022			120,000	122,700

EPR Properties unsec. notes 5 1/4s, 2023(R)			435,000	453,694

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			245,000	246,838

Fifth Third Bancorp jr. unsec. sub. FRB bonds 5.1s, perpetual maturity			151,000	139,864

Five Corners Funding Trust 144A unsec. bonds 4.419s, 2023			445,000	471,590

GE Capital Trust I unsec. sub. FRB bonds 6 3/8s, 2067			975,000	1,050,127

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			2,265,000	3,093,723

General Electric Capital Corp. sr. unsec. notes Ser. MTN, 5.4s, 2017			1,286,000	1,396,103

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB bonds 6.15s, 2066			758,000	466,170

Genworth Holdings, Inc. sr. unsec. unsub. notes 7.7s, 2020			590,000	588,509

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			990,000	1,176,142

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2 3/8s, 2018			500,000	505,050

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037			164,000	205,401

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5 1/8s, 2022			205,000	230,084

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			785,000	886,513

HCP, Inc. sr. unsec. unsub. notes 3.15s, 2022(R)			425,000	418,126

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)			340,000	368,985

Hockey Merger Sub 2, Inc. 144A sr. unsec. notes 7 7/8s, 2021			190,000	189,050

Hospitality Properties Trust sr. unsec. unsub. notes 4 1/2s, 2025(R)			55,000	55,367

HSBC Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB bonds 10.176s, perpetual maturity (Jersey)			185,000	278,425

HSBC Finance Capital Trust IX FRN notes 5.911s, 2035			700,000	708,750

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			1,379,000	1,636,123

HSBC USA Capital Trust I 144A jr. bank guaranty unsec. notes 7.808s, 2026			385,000	388,145

Hub Holdings LLC/Hub Holdings Finance, Inc. 144A sr. unsec. notes 8 1/8s, 2019(PIK)			25,000	24,750

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020			237,000	244,157

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			127,000	127,556

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)			2,130,000	2,364,401

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			33,000	36,053

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			110,000	119,625

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			344,000	348,300

Intesa Sanpaolo SpA 144A company guaranty unsec. sub. bonds 5.017s, 2024 (Italy)			250,000	242,629

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			73,000	76,833

iStar Financial, Inc. sr. unsec. notes 5s, 2019(R)			45,000	43,650

JPMorgan Chase & Co. jr. unsec. sub. FRN notes 7.9s, perpetual maturity			1,073,000	1,154,870

JPMorgan Chase & Co. sr. unsec. unsub. notes 2s, 2017			862,000	870,198

JPMorgan Chase Bank, NA sub. notes Ser. BKNT, 6s, 2017			330,000	366,262

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.3s, 2018			974,000	977,362

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			1,065,000	1,246,050

Lloyds Banking Group PLC jr. unsec. sub. FRB bonds 7 1/2s, perpetual maturity (United Kingdom)			1,736,000	1,766,380

Lloyds Banking Group PLC sr. unsec. sub. notes 4 1/2s, 2024 (United Kingdom)			470,000	474,295

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN notes 6.657s, perpetual maturity (United Kingdom)			180,000	192,150

Macquarie Bank, Ltd. 144A sr. unsec. notes 3.45s, 2015 (Australia)			200,000	203,090

Merrill Lynch & Co., Inc. unsec. sub. FRN notes 1.001s, 2026			125,000	114,364

Merrill Lynch & Co., Inc. unsec. sub. notes 6.11s, 2037			1,722,000	2,054,165

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7 7/8s, 2037			300,000	383,250

MetLife, Inc. sr. unsec. unsub. notes 6 3/4s, 2016			865,000	932,553

Metropolitan Life Global Funding I 144A notes 3s, 2023			130,000	129,323

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)			530,000	557,929

Morgan Stanley sr. unsec. notes 4 3/4s, 2017			980,000	1,043,889

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			115,000	123,050

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			130,000	139,100

National Australia Bank, Ltd./New York sr. unsec. notes 2.3s, 2018 (Australia)			475,000	482,752

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			235,000	225,600

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			105,000	95,550

Nationwide Financial Services, Inc. notes 5 5/8s, 2015			125,000	125,645

Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031			210,000	298,322

Navient, LLC sr. unsec. unsub. notes Ser. A, MTN, 8.45s, 2018			67,000	74,705

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			175,000	184,188

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 5/8s, 2020			105,000	109,200

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2019			150,000	137,250

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033			520,000	577,816

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2019			115,000	117,588

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021			80,000	82,000

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			58,000	58,145

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			170,000	155,975

PNC Bank NA sr. unsec. unsub. notes Ser. BKNT, 1 1/8s, 2017			870,000	869,542

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022			375,000	411,916

Progressive Corp. (The) jr. unsec. sub. FRN notes 6.7s, 2037			405,000	438,109

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			130,000	125,775

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			70,000	73,500

Prudential Financial, Inc. jr. unsec. sub. FRN notes 8 7/8s, 2038			270,000	315,563

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5 5/8s, 2043			265,000	272,288

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5.2s, 2044			200,000	198,000

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)			155,000	166,979

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.2s, 2018 (Canada)			865,000	874,602

Royal Bank of Scotland Group PLC jr. sub. unsec. FRN notes Ser. U, 7.64s, perpetual maturity (United Kingdom)			325,000	341,250

Royal Bank of Scotland Group PLC unsec. sub. notes 6s, 2023 (United Kingdom)			135,000	146,124

Royal Bank of Scotland Group PLC unsec. sub. notes 5 1/8s, 2024 (United Kingdom)			865,000	879,870

Royal Bank of Scotland Group PLC unsec. sub. notes 4.7s, 2018 (United Kingdom)			695,000	719,286

Santander Holdings USA, Inc. sr. unsec. unsub. notes 4 5/8s, 2016			129,000	134,414

Santander Issuances SAU 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)			600,000	625,423

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Russia)			225,000	198,000

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Russia)			350,000	326,288

Simon Property Group LP sr. unsec. unsub. notes 3 3/8s, 2022(R)			50,000	51,471

Simon Property Group LP 144A sr. unsec. unsub. notes 1 1/2s, 2018(R)			784,000	779,029

Societe Generale SA bank guaranty sr. unsec. notes 2 3/4s, 2017 (France)			380,000	389,304

Societe Generale SA 144A jr. unsec. sub. FRB bonds 7 7/8s, perpetual maturity (France)			340,000	331,500

Springleaf Finance Corp. sr. unsec. notes 5 1/4s, 2019			55,000	53,900

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021			50,000	56,000

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			387,000	383,130

Standard Chartered PLC unsec. sub. notes 5.7s, 2022 (United Kingdom)			890,000	957,337

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB bonds 1.241s, 2037			475,000	398,406

Svenska Handelsbanken AB bank guaranty sr. unsec. notes 2 7/8s, 2017 (Sweden)			448,000	463,040

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4 1/4s, 2042			385,000	398,934

TIERS Trust/United States 144A bonds stepped-coupon zero % (8 1/8s, 3/15/18), 2046(STP)			600,000	624,000

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			40,000	33,600

Travelers Property Casualty Corp. sr. unsec. unsub. bonds 7 3/4s, 2026			235,000	317,555

UBS AG of Stamford, CT sr. unsec. unsub. notes Ser. BKNT, 5 7/8s, 2017			767,000	856,425

US Bank of NA of Cincinnati, OH sr. unsec. notes Ser. BKNT, 1.1s, 2017			890,000	889,258

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			170,000	165,750

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			1,900,000	1,491,500

VTB Bank OJSC Via VTB Capital SA sr. unsec. notes Ser. 6, 6 1/4s, 2035 (Russia)			500,000	490,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,800,000	1,519,200

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017			250,000	280,228

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017			105,000	115,923

Walter Investment Management Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2021			90,000	80,325

Wells Fargo & Co. sr. unsec. notes 2.1s, 2017			851,000	865,424

Westpac Banking Corp. sr. unsec. bonds 3s, 2015 (Australia)			75,000	76,595

Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019 (Australia)			485,000	539,737

Westpac Banking Corp. sr. unsec. unsub. notes 2 1/4s, 2018 (Australia)			157,000	159,296

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024(R)			210,000	220,402

ZFS Finance USA Trust V 144A FRB bonds 6 1/2s, 2037			422,000	449,958

				83,645,950
Health care (1.0%)

AbbVie, Inc. sr. unsec. unsub. notes 2.9s, 2022			500,000	491,580

AbbVie, Inc. sr. unsec. unsub. notes 1 3/4s, 2017			775,000	776,684

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 6 1/8s, 2021			225,000	229,500

Acadia Healthcare Co., Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			120,000	118,200

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037			286,000	377,198

Amgen, Inc. sr. unsec. notes 3.45s, 2020			730,000	759,112

Amgen, Inc. sr. unsec. unsub. notes 2 1/8s, 2017			865,000	876,349

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)			422,000	566,054

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)			865,000	969,873

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 7 3/4s, 2019			107,000	111,494

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 6s, 2021			113,000	117,520

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			103,000	104,030

Catamaran Corp. company guaranty sr. unsec. bonds 4 3/4s, 2021			123,000	123,000

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			120,000	120,300

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2021			20,000	20,750

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			20,000	20,700

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022			24,000	25,425

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021			490,000	536,047

ConvaTec Healthcare D SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	105,000	131,943

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			$170,000	152,788

DaVita HealthCare Partners, Inc. company guaranty sr. unsec. notes 5 1/8s, 2024			140,000	142,800

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			120,000	120,300

Endo Finance, LLC & Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2023			95,000	92,863

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			100,000	106,750

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 4 3/4s, 2024			50,000	50,500

Halyard Health, Inc. 144A sr. unsec. notes 6 1/4s, 2022			100,000	101,500

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019			197,000	197,493

HCA, Inc. sr. notes 6 1/2s, 2020			400,000	447,500

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			34,000	38,760

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			83,000	87,150

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			34,000	35,020

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			185,000	189,070

Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			175,000	187,688

JLL/Delta Dutch Newco BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)			144,000	146,160

Johnson & Johnson sr. unsec. notes 5.15s, 2018			542,000	608,362

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			240,000	262,800

Medtronic, Inc. 144A sr. unsec. notes 4 3/8s, 2035			240,000	254,605

Medtronic, Inc. 144A sr. unsec. notes 3 1/2s, 2025			240,000	245,513

Merck & Co., Inc. sr. unsec. unsub. notes 1.3s, 2018			746,000	739,051

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			150,000	159,000

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)			444,000	462,044

Omnicare, Inc. sr. unsec. notes 5s, 2024			25,000	25,625

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022			130,000	131,950

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			157,000	164,065

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037			95,000	121,614

Salix Pharmaceuticals, Ltd. 144A company guaranty sr. unsec. notes 6s, 2021			37,000	37,740

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2024			240,000	244,800

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2022			123,000	126,075

Service Corporation International/US sr. unsec. unsub. notes 6 3/4s, 2016			322,000	335,685

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			100,000	104,250

Teleflex, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2024			70,000	70,000

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			54,000	54,135

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			82,000	81,385

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			223,000	243,070

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020			130,000	139,598

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020			23,000	23,345

Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III, LLC company guaranty sr. unsec. unsub. notes 3s, 2015 (Curacao)			295,000	297,813

United Surgical Partners International, Inc. company guaranty sr. unsec. unsub. notes 9s, 2020			84,000	90,195

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018			387,000	435,627

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.7s, 2021			640,000	712,616

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95s, 2042			550,000	548,246

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2 3/4s, 2023			545,000	534,715

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 7s, 2020			20,000	21,100

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			28,000	28,882

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			184,000	192,280

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021			10,000	10,075

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 6 3/4s, 2018			80,000	85,102

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			127,000	131,128

				16,294,592
Technology (0.7%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			155,000	161,975

Alcatel-Lucent USA, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2020			200,000	210,000

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043			600,000	600,628

Apple, Inc. sr. unsec. unsub. notes 3.45s, 2024			335,000	350,973

Apple, Inc. sr. unsec. unsub. notes 2.1s, 2019			25,000	25,213

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			67,000	57,285

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			223,000	217,425

Cisco Systems, Inc. company guaranty sr. unsec. unsub. notes 3.15s, 2017			825,000	862,369

Cisco Systems, Inc. sr. unsec. unsub. notes 1.1s, 2017			392,000	392,166

eBay, Inc. sr. unsec. unsub. notes 1.35s, 2017			865,000	858,376

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022			120,000	127,267

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			24,000	28,500

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021			123,000	141,143

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			594,000	635,580

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			18,000	19,665

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 5s, 2021			60,000	60,000

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			99,000	103,455

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018			160,000	176,592

Hewlett-Packard Co. sr. unsec. unsub. notes 2.6s, 2017			737,000	750,836

Honeywell International, Inc. sr. unsec. unsub. notes 5 3/8s, 2041			315,000	394,717

Honeywell International, Inc. sr. unsec. unsub. notes 4 1/4s, 2021			255,000	285,018

IBM Corp. sr. unsec. unsub. notes 1 7/8s, 2022			850,000	792,053

Intel Corp. sr. unsec. unsub. notes 1.35s, 2017			870,000	868,726

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019(R)			53,000	56,710

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023(R)			104,000	108,160

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018			81,000	92,089

Micron Technology, Inc. 144A sr. unsec. notes 5 7/8s, 2022			190,000	199,500

Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041			85,000	104,153

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019			555,000	610,279

Oracle Corp. sr. unsec. unsub. notes 5 3/8s, 2040			215,000	257,916

Oracle Corp. sr. unsec. unsub. notes 2 1/2s, 2022			485,000	470,456

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			565,000	556,525

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019			73,000	73,730

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			92,000	96,140

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019			130,000	146,233

				10,891,853
Transportation (0.1%)

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			116,000	120,930

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			240,000	286,381

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			155,000	191,008

CSX Corp. sr. unsec. unsub. notes 4.1s, 2044			480,000	475,491

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			265,320	307,108

FedEx Corp. company guaranty sr. unsec. unsub. notes 2 5/8s, 2022			95,000	93,020

Kansas City Southern de Mexico SA de CV sr. unsec. unsub. notes 2.35s, 2020			60,000	57,521

Kansas City Southern Railway Co. (The) company guaranty sr. unsec. notes 4.3s, 2043			110,000	112,237

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3 3/4s, 2026			340,000	343,400

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			108,266	116,115

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			165,000	163,350

				2,266,561
Utilities and power (1.1%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020			67,000	76,548

AES Corp./Virginia (The) sr. unsec. unsub. notes 8s, 2017			260,000	291,850

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			164,000	185,320

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023			44,000	44,000

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035			145,000	178,144

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			80,000	85,541

Beaver Valley Funding Corp. sr. bonds 9s, 2017			18,000	19,440

Calpine Corp. sr. unsec. notes 5 3/4s, 2025			260,000	263,250

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			30,000	31,875

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			24,000	25,380

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037			50,000	55,561

Commonwealth Edison Co. 1st mtge. bonds 5.9s, 2036			133,000	173,493

Consolidated Edison Co. of New York sr. unsec. notes 7 1/8s, 2018			634,000	751,634

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042			275,000	285,189

DPL, Inc. sr. unsec. notes 6 1/2s, 2016			31,000	32,705

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016			580,000	590,933

Dynegy Finance I, Inc./Dynegy Finance II, Inc. 144A company guaranty sr. notes 7 5/8s, 2024			10,000	10,200

Dynegy Finance I, Inc./Dynegy Finance II, Inc. 144A company guaranty sr. notes 7 3/8s, 2022			15,000	15,263

Dynegy Finance I, Inc./Dynegy Finance II, Inc. 144A company guaranty sr. notes 6 3/4s, 2019			170,000	172,975

Dynegy Holdings, LLC escrow bonds 7 3/4s, 2019			415,000	519

EDP Finance BV 144A sr. unsec. notes 5 1/4s, 2021 (Netherlands)			255,000	267,527

Electricite de France (EDF) 144A jr. unsec. sub. FRN notes 5 5/8s, perpetual maturity (France)			1,405,000	1,478,903

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)			120,000	163,027

Electricite de France (EDF) 144A sr. unsec. notes 6 1/2s, 2019 (France)			375,000	438,923

Electricite de France (EDF) 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)			1,700,000	1,738,250

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)			135,000	159,975

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			76,000	84,360

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			185,000	212,790

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			155,000	166,017

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			490,000	509,191

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			44,000	44,550

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			65,000	60,775

EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec. notes 9 3/8s, 2020			187,000	188,870

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			517,000	533,448

FirstEnergy Corp. sr. unsec. unsub. notes 2 3/4s, 2018			81,000	81,626

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			137,000	134,945

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			33,000	32,835

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			305,000	341,218

Kansas Gas and Electric Co. bonds 5.647s, 2021			49,351	52,253

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 5.4s, 2044			123,000	123,252

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 4 1/4s, 2024			182,000	182,366

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 3 1/2s, 2021			599,000	590,695

Kinder Morgan, Inc./DE company guaranty sr. unsec. unsub. notes 4.3s, 2025			300,000	300,140

Kinder Morgan, Inc./DE sr. notes Ser. GMTN, 7 3/4s, 2032			107,000	131,610

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021			200,000	208,163

Korea Gas Corp. 144A sr. unsec. unsub. notes 6 1/4s, 2042 (South Korea)			200,000	282,242

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036			152,000	190,963

MidAmerican Funding, LLC sr. bonds 6.927s, 2029			400,000	531,029

Nevada Power Co. mtge. notes 7 1/8s, 2019			265,000	316,159

NiSource Finance Corp. company guaranty sr. unsec. notes 6 1/8s, 2022			165,000	195,585

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			735,000	791,963

NRG Yield Operating LLC 144A company guaranty sr. unsec. notes 5 3/8s, 2024			65,000	65,975

NSTAR Electric Co. sr. unsec. unsub. notes 2 3/8s, 2022 (Canada)			450,000	435,061

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022			170,000	182,575

Pacific Gas & Electric Co. sr. unsec. notes 6.05s, 2034			255,000	324,642

Potomac Edison Co. 144A sr. bonds 5.8s, 2016			456,000	483,168

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022			655,000	692,992

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.4s, 2023			20,000	20,038

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040			160,000	206,061

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067			629,000	647,870

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			114,000	113,715

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			77,000	74,305

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5s, 2022			65,000	61,425

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			97,000	88,998

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			150,000	150,750

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015			10,000	10,188

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			64,000	45,280

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN notes 6.35s, 2067 (Canada)			180,000	174,600

Union Electric Co. sr. notes 6.4s, 2017			320,000	356,300

West Penn Power Co. 144A sr. bonds 5.95s, 2017			75,000	83,386

				18,040,799

Total corporate bonds and notes (cost $245,235,197)				$252,139,370

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (10.7%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.1%)

Government National Mortgage Association Pass-Through Certificates 3 1/2s, TBA, January 1, 2045			$32,000,000	$33,602,499

				33,602,499
U.S. Government Agency Mortgage Obligations (8.6%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4 1/2s, May 1, 2044			578,478	640,800
4s, June 1, 2043			173,969	187,221

Federal National Mortgage Association Pass-Through Certificates
6s, TBA, January 1, 2045			23,000,000	26,069,063
4 1/2s, TBA, January 1, 2045			1,000,000	1,085,859
4s, TBA, January 1, 2045			82,000,000	87,547,808
3s, TBA, January 1, 2045			2,000,000	2,024,219
3s, TBA, January 1, 2030			23,000,000	23,912,813

				141,467,783

Total U.S. government and agency mortgage obligations (cost $173,887,445)				$175,070,282

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes
1.000%, September 30, 2019(i)			$169,000	$164,799
0.875%, September 15, 2016(i)			115,000	115,869
2.125%, February 29, 2016(i)			73,000	75,012

Total U.S. treasury Obligations (cost $355,680)				$355,680

MORTGAGE-BACKED SECURITIES (3.2%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (0.3%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 25.146s, 2037			$184,115	$290,964
IFB Ser. 2979, Class AS, 23.684s, 2034			14,424	17,996
IFB Ser. 3072, Class SM, 23.207s, 2035			100,818	153,419
IFB Ser. 3072, Class SB, 23.06s, 2035			103,314	156,644
IFB Ser. 3249, Class PS, 21.744s, 2036			123,727	183,713
IFB Ser. 2990, Class LB, 16.535s, 2034			231,670	305,586
IFB Ser. 326, Class S2, IO, 5.789s, 2044			1,151,861	282,625
IFB Ser. 310, Class S4, IO, 5.789s, 2043			759,704	188,726
IFB Ser. 308, Class S1, IO, 5.789s, 2043			1,010,337	251,493
Ser. 3391, PO, zero %, 2037			14,230	12,815
Ser. 3206, Class EO, PO, zero %, 2036			10,029	8,984
FRB Ser. 3117, Class AF, zero %, 2036			8,329	6,924
FRB Ser. 3326, Class WF, zero %, 2035			4,884	3,872
FRB Ser. 3036, Class AS, zero %, 2035			3,275	3,258

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.883s, 2036			69,848	129,851
IFB Ser. 05-45, Class DA, 23.799s, 2035			450,057	697,642
IFB Ser. 07-53, Class SP, 23.579s, 2037			149,607	231,016
IFB Ser. 05-75, Class GS, 19.742s, 2035			86,849	119,790
IFB Ser. 05-106, Class JC, 19.598s, 2035			74,547	111,100
IFB Ser. 05-83, Class QP, 16.953s, 2034			41,701	55,941
Ser. 418, Class C15, IO, 3 1/2s, 2043			1,715,956	353,514
Ser. 07-14, Class KO, PO, zero %, 2037			51,888	47,329
Ser. 06-125, Class OX, PO, zero %, 2037			4,648	4,249
Ser. 06-84, Class OT, PO, zero %, 2036			6,147	5,584
Ser. 06-46, Class OC, PO, zero %, 2036			11,412	10,225

Government National Mortgage Association
IFB Ser. 13-129, Class CS, IO, 5.985s, 2042			1,737,334	277,678
Ser. 10-9, Class UI, IO, 5s, 2040			1,245,581	264,470
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			64,485	10,033
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			260,849	52,522
Ser. 10-107, Class NI, IO, 4 1/2s, 2039			1,864,604	226,699
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			1,004,445	84,687
Ser. 10-85, Class MI, IO, 4 1/2s, 2036			1,989,480	83,399
Ser. 13-14, Class IO, IO, 3 1/2s, 2042			2,788,002	356,056
Ser. 12-141, Class WI, IO, 3 1/2s, 2041			4,555,891	534,953
Ser. 06-36, Class OD, PO, zero %, 2036			7,037	6,253

				5,530,010
Commercial mortgage-backed securities (2.2%)

Banc of America Commercial Mortgage Trust
FRB Ser. 07-2, Class A2, 5.622s, 2049			37,572	37,590
FRB Ser. 07-3, Class A3, 5.547s, 2049			665,484	666,966
Ser. 06-5, Class A3, 5.39s, 2047			499,000	501,495
Ser. 07-1, Class XW, IO, 0.325s, 2049			5,475,137	47,979

Banc of America Commercial Mortgage Trust 144A Ser. 07-5, Class XW, IO, 0.369s, 2051			14,186,739	122,942

Banc of America Merrill Lynch Commercial Mortgage, Inc.
Ser. 05-4, Class B, 5.118s, 2045			371,000	374,710
Ser. 05-3, Class A3A, 4.621s, 2043			159,043	159,043

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class F, 5.486s, 2041			338,000	338,048
Ser. 04-5, Class XC, IO, 0.469s, 2041			1,222,567	6,687
Ser. 04-4, Class XC, IO, 0.208s, 2042			912,586	2,779
Ser. 02-PB2, Class XC, IO, 0.138s, 2035			594,932	300

Bear Stearns Commercial Mortgage Securities Trust Ser. 04-PR3I, Class X1, IO, 0 1/2s, 2041			253,233	676

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.435s, 2039			444,000	444,613
Ser. 06-PW14, Class X1, IO, 0.64s, 2038			8,799,514	124,689

Citigroup Commercial Mortgage Trust
FRB Ser. 05-C3, Class AJ, 4.96s, 2043			284,000	284,471
Ser. 14-GC23, Class XA, IO, 1.151s, 2047			4,145,475	320,984

Citigroup Commercial Mortgage Trust 144A Ser. 06-C5, Class XC, IO, 0.537s, 2049			67,130,418	765,287

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.368s, 2049			6,810,589	55,166
Ser. 07-CD5, Class XS, IO, 0.171s, 2044			2,265,820	9,705

COMM Mortgage Trust
FRB Ser. 07-C9, Class AJ, 5.65s, 2049			548,000	572,189
FRB Ser. 05-LP5, Class D, 5.073s, 2043			735,000	742,758
FRB Ser. 14-CR18, Class C, 4.74s, 2047			1,408,000	1,491,373
Ser. 14-CR16, Class XA, IO, 1.273s, 2047			2,918,048	218,798
Ser. 14-UBS6, Class XA, IO, 1.087s, 2047			7,389,000	527,889
Ser. 14-LC17, Class XA, IO, 1.04s, 2047			4,923,600	298,986
Ser. 06-C8, Class XS, IO, 0.521s, 2046			29,961,769	260,948

COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class E, 3.719s, 2046			456,000	349,704
FRB Ser. 07-C9, Class AJFL, 0.852s, 2049			953,000	897,021

Credit Suisse Commercial Mortgage Trust 144A Ser. 07-C2, Class AX, IO, 0.064s, 2049			39,806,860	123,401

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			224,091	242,298
Ser. 03-C3, Class AX, IO, 1.82s, 2038			239,503	9
Ser. 02-CP3, Class AX, IO, 1.426s, 2035			295,242	2,814

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049			275,530	277,188

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 0.993s, 2020			677,093	10,353

First Union National Bank-Bank of America Commercial Mortgage Trust 144A Ser. 01-C1, Class 3, IO, 1.931s, 2033			81,769	160

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.911s, 2032			26,116	21,911

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class B, 4.846s, 2048			594,000	594,156

GE Capital Commercial Mortgage Corp. 144A
Ser. 07-C1, Class XC, IO, 0.201s, 2049			50,932,120	190,181
Ser. 05-C3, Class XC, IO, 0.142s, 2045			135,909,125	51,587

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 05-C1, Class X1, IO, 0.587s, 2043			7,032,502	12,848

GS Mortgage Securities Trust
FRB Ser. 05-GG4, Class B, 4.841s, 2039			1,737,000	1,733,978
Ser. 13-GC12, Class XA, IO, 1.773s, 2046			5,143,894	479,974
Ser. 13-GC10, Class XA, IO, 1.733s, 2046			3,163,133	305,116
FRB Ser. 14-GC24, Class XA, 0.901s, 2047			5,474,544	330,205

GS Mortgage Securities Trust 144A
FRB Ser. 11-GC3, Class D, 5.535s, 2044			442,000	475,123
Ser. 06-GG6, Class XC, IO, 0.005s, 2038			18,340,508	9,519

JPMBB Commercial Mortgage Securities Trust Ser. 14-C25, Class XA, IO, 1.021s, 2047			4,483,223	314,209

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.074s, 2051			375,000	389,190
FRB Ser. 07-LD12, Class A3, 5.939s, 2051			58,395	58,480
FRB Ser. 06-LDP8, Class B, 5.52s, 2045			280,000	280,815
FRB Ser. 06-LDP8, Class AJ, 5.48s, 2045			1,877,000	1,950,353
FRB Ser. 05-LDP2, Class B, 4.882s, 2042			326,000	325,873
FRB Ser. 13-C10, Class C, 4.159s, 2047			700,000	719,287
Ser. 06-LDP8, Class X, IO, 0.534s, 2045			10,730,766	79,676
Ser. 07-LDPX, Class X, IO, 0.282s, 2049			20,244,169	224,973

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.174s, 2051			298,000	282,519
FRB Ser. 12-C6, Class E, 5.207s, 2045			525,000	536,789
FRB Ser. 12-C8, Class D, 4.666s, 2045			428,000	443,274
FRB Ser. 12-LC9, Class D, 4.425s, 2047			350,000	356,230
Ser. 05-CB12, Class X1, IO, 0.347s, 2037			6,906,817	8,378
Ser. 06-LDP6, Class X1, IO, 0.077s, 2043			18,496,997	26,821

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031			73,255	76,918
Ser. 98-C4, Class H, 5.6s, 2035			213,610	223,628

LB-UBS Commercial Mortgage Trust
FRB Ser. 08-C1, Class AM, 6.154s, 2041			486,000	523,772
Ser. 06-C7, Class A2, 5.3s, 2038			462,723	464,143
FRB Ser. 06-C1, Class AJ, 5.276s, 2041			322,000	329,889
Ser. 04-C6, Class E, 5.177s, 2036			49,572	49,543
Ser. 07-C2, Class XW, IO, 0.539s, 2040			2,593,344	31,356

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 04-C4, Class H, 6.59s, 2036			500,000	498,200
Ser. 06-C7, Class XCL, IO, 0.651s, 2038			13,576,939	142,680
Ser. 06-C7, Class XW, IO, 0.651s, 2038			7,217,832	75,852
Ser. 05-C2, Class XCL, IO, 0.354s, 2040			8,778,173	3,862
Ser. 05-C7, Class XCL, IO, 0.213s, 2040			20,617,127	21,957

Merrill Lynch Mortgage Investors Trust Ser. 96-C2, Class JS, IO, 2.371s, 2028			6,354	1

Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3, 5.835s, 2050			72,962	73,011

Merrill Lynch Mortgage Trust 144A
Ser. 05-MCP1, Class XC, IO, 0.603s, 2043			7,986,776	13,474
Ser. 04-KEY2, Class XC, IO, 0.514s, 2039			760,535	1,622

Mezz Cap Commercial Mortgage Trust 144A
Ser. 05-C3, Class X, IO, 6.053s, 2044			382,694	20,780
Ser. 06-C4, Class X, IO, 6.006s, 2045			1,351,975	134,251
Ser. 07-C5, Class X, IO, 5.545s, 2049			280,691	15,017

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C11, Class C, 4.417s, 2046			488,000	502,550
Ser. 14-C17, Class XA, IO, 1.288s, 2047			2,013,668	156,885

Morgan Stanley Capital I Trust
Ser. 07-IQ14, Class A2, 5.61s, 2049			284,819	285,431
FRB Ser. 07-HQ12, Class A2, 5.592s, 2049			181,847	182,029
FRB Ser. 07-HQ12, Class A2FX, 5.592s, 2049			120,095	119,867
FRB Ser. 07-HQ11, Class C, 5.558s, 2044			352,000	342,876
Ser. 06-HQ10, Class AJ, 5.389s, 2041			220,000	221,217

Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 5.183s, 2049			604,000	632,992

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			711,903	714,793

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			416,506	104,126

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 4.958s, 2049			326,000	347,004
Ser. 12-C4, Class XA, IO, 1.852s, 2045			6,800,184	698,515

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C25, Class AJ, 5.723s, 2043			204,000	211,140
Ser. 06-C29, IO, 0.381s, 2048			56,393,063	374,450
Ser. 07-C34, IO, 0.308s, 2046			8,409,097	68,366

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C17, Class F, 5.396s, 2042			480,000	478,848
Ser. 05-C18, Class XC, IO, 0.324s, 2042			9,656,653	24,818
Ser. 06-C26, Class XC, IO, 0.05s, 2045			11,204,191	11,876

Wells Fargo Commercial Mortgage Trust Ser. 14-LC16, Class XA, IO, 1.487s, 2050			3,786,582	322,655

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.302s, 2046			976,000	905,082

WF-RBS Commercial Mortgage Trust
FRB Ser. 14-C19, Class C, 4.646s, 2047			1,125,000	1,159,313
Ser. 13-C14, Class XA, IO, 0.917s, 2046			8,096,248	429,668

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.466s, 2044			2,001,000	2,143,151
FRB Ser. 12-C7, Class E, 4.845s, 2045			363,000	363,492
FRB Ser. 13-UBS1, Class D, 4.632s, 2046			664,000	641,570
FRB Ser. 12-C10, Class D, 4.458s, 2045			426,000	415,084
Ser. 14-C19, Class D, 4.234s, 2047			215,000	194,799
Ser. 12-C10, Class XA, IO, 1.795s, 2045			5,623,907	550,637
Ser. 13-C12, Class XA, IO, 1.496s, 2048			3,259,128	261,353

				36,046,027
Residential mortgage-backed securities (non-agency) (0.7%)

Barclays Capital, LLC Trust FRB Ser. 12-RR10, Class 9A2, 2.71s, 2035			170,000	158,542

Barclays Capital, LLC Trust 144A FRB Ser. 14-RR1, Class 2A2, 2.366s, 2036			472,304	396,169

Bear Stearns Alt-A Trust FRB Ser. 05-7, Class 22A1, 2.612s, 2035			585,047	500,215

Countrywide Alternative Loan Trust
Ser. 05-28CB, Class 2A7, 5 3/4s, 2035			1,968,075	1,827,358
FRB Ser. 05-27, Class 2A1, 1.463s, 2035			456,608	365,287
FRB Ser. 05-59, Class 1A1, 0.487s, 2035			334,755	271,152
FRB Ser. 07-OA10, Class 2A1, 0.42s, 2047			560,290	462,239

Countrywide Home Loans FRB Ser. 06-HYB1, Class 1A1, 2.458s, 2036			486,602	426,853

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 13-5R, Class 1A6, 0.392s, 2036			650,000	533,845

Nomura Resecuritization Trust 144A FRB Ser. 14-3R, Class 3A2, 0.685s, 2035			400,000	367,000

RBSSP Resecuritization Trust 144A FRB Ser. 10-1, Class 3A2, 5.205s, 2035			500,000	487,650

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.183s, 2046			1,578,793	1,413,020
FRB Ser. 06-AR3, Class A1B, 1.113s, 2046			654,706	532,276
FRB Ser. 05-AR19, Class A1C3, 0.67s, 2045			298,709	263,611
FRB Ser. 05-AR13, Class A1C3, 0.66s, 2045			576,397	507,229
FRB Ser. 05-AR9, Class A1C3, 0.65s, 2045			979,613	901,244
FRB Ser. 05-AR13, Class A1B3, 0.53s, 2045			533,213	472,586
FRB Ser. 05-AR15, Class A1B3, 0.51s, 2045			875,664	768,395

Wells Fargo Mortgage Loan Trust FRB Ser. 12-RR2, Class 1A2, 0.335s, 2047			725,000	536,500

				11,191,171

Total mortgage-backed securities (cost $49,695,932)				$52,767,208

ASSET-BACKED SECURITIES (1.6%)(a)
			Principal amount	Value

Station Place Securitization Trust FRB Ser. 14-3, Class A, 1.056s, 2016			$16,127,000	$16,127,000

Station Place Securitization Trust 144A FRB Ser. 14-2, Class A, 1.054s, 2016			10,170,000	10,170,000

Total asset-backed securities (cost $26,297,000)				$26,297,000

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.6%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina) (In default)(NON)			$539,785	$469,613

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			115,000	110,285

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			2,721,000	2,692,430

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)			1,152,475	956,554

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina) (In default)(NON)			1,770,774	1,584,843

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)			470,000	501,462

Brazil (Federal Republic of) unsec. notes 10s, 2021 (Brazil) (units)		BRL	5,212	1,771,707

Croatia (Republic of) 144A sr. unsec. bonds 6s, 2024 (Croatia)			$200,000	213,000

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			200,000	212,500

Financing of Infrastructural Projects State Enterprise 144A govt. guaranty sr. unsec. notes 8 3/8s, 2017 (Ukraine)			175,000	105,000

Indonesia (Republic of) 144A notes 5 1/4s, 2042 (Indonesia)			475,000	479,156

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)			360,000	342,623

Russia (Federation of) 144A sr. unsec. notes 4 1/2s, 2022 (Russia)			200,000	176,850

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			91,700	94,680

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024 (South Africa)			790,000	817,650

Total foreign government and agency bonds and notes (cost $10,955,540)				$10,528,353

INVESTMENT COMPANIES (0.2%)(a)
			Shares	Value

Hercules Technology Growth Capital, Inc.			11,625	$172,980

iShares MSCI EAFE ETF			35,006	2,129,765

iShares Russell 2000 Growth ETF			4,899	697,520

Market Vectors Vietnam ETF (Vietnam)			9,500	182,590

Solar Capital, Ltd.			9,804	176,570

SPDR S&P 500 ETF Trust			801	164,606

Total investment companies (cost $3,634,296)				$3,524,031

SENIOR LOANS (0.2%)(a)(c)
			Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 6.985s, 2017			$1,232,688	$1,081,683

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 9 3/4s, 2017			94,525	82,993

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			353,225	324,967

First Data Corp. bank term loan FRN 4.167s, 2021			68,903	67,826

First Data Corp. bank term loan FRN Ser. B, 3.667s, 2018			647,458	633,093

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			207,452	202,727

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 4s, 2018			169,785	168,512

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.648s, 2017			722,336	465,820

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.648s, 2017			7,413	4,763

Total senior loans (cost $3,356,651)				$3,032,384

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			554	$553,775

GMAC Capital Trust I FRN Ser. 2, $2.031 cum. pfd.			5,340	140,869

HSBC USA, Inc. $0.88 pfd. (United Kingdom)			22,450	507,370

M/I Homes, Inc. Ser. A, $2.438 pfd.			4,703	121,761

Total preferred stocks (cost $1,076,703)				$1,323,775

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

EPR Properties Ser. C, $1.44 cv. pfd.(R)			7,508	$175,734

United Technologies Corp. $3.75 cv. pfd.			1,845	113,154

Total convertible preferred stocks (cost $229,477)				$288,888

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$62,000	$78,391

Jazz Technologies, Inc. 144A cv. company guaranty sr. unsec. notes 8s, 2018			87,000	123,431

Total convertible bonds and notes (cost $142,573)				$201,822

MUNICIPAL BONDS AND NOTES (—%)(a)
			Principal amount	Value

IL State G.O. Bonds, 4.421s, 1/1/15			$105,000	$105,000

Total municipal bonds and notes (cost $105,000)				$105,000

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	$1.70	50,760	$—

Total warrants (cost $10,152)				$—

SHORT-TERM INVESTMENTS (23.8%)(a)
			Principal amount/shares	Value

Federal National Mortgage Association unsec. discount notes with an effective yield of 0.04%, January 14, 2015			$15,250,000	$15,249,752

Putnam Cash Collateral Pool, LLC 0.20%(d)		Shares	4,732,669	4,732,669

Putnam Money Market Liquidity Fund 0.09%(AFF)		Shares	28,831,562	28,831,562

Putnam Short Term Investment Fund 0.10%(AFF)		Shares	328,395,772	328,395,772

SSgA Prime Money Market Fund Class N 0.04%(P)		Shares	1,220,000	1,220,000

U.S. Treasury Bills with effective yields ranging from 0.03% to 0.05%, April 2, 2015(SEGCCS)			$17,000	16,998

U.S. Treasury Bills with effective yields ranging from zero% to 0.01%, February 5, 2015(SEG)			103,000	102,999

U.S. Treasury Bills with an effective yield of 0.02%, January 15, 2015(SEG)(SEGCCS)			10,679,000	10,678,929

U.S. Treasury Bills with effective yields ranging from zero% to 0.01%, January 22, 2015(SEGCCS)			240,000	239,999

U.S. Treasury Bills with an effective yield of zero%, January 29, 2015 (SEGCCS)			70,000	70,000

U.S. Treasury Bills with effective yields ranging from zero% to 0.01%, January 8, 2015			118,000	118,000

Total short-term investments (cost $389,656,680)				$389,656,680

TOTAL INVESTMENTS

Total investments (cost $1,644,232,476)(b)				$1,804,186,649

FORWARD CURRENCY CONTRACTS at 12/31/14 (aggregate face value $221,594,788) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	1/21/15	$1,578,465	$1,608,460	$29,995
	Canadian Dollar	Sell	1/21/15	1,640,838	1,642,326	1,488
	Chinese Yuan (Offshore)	Sell	2/13/15	67,653	53,053	(14,600)
	Euro	Buy	3/18/15	805,579	823,278	(17,699)
	South Korean Won	Buy	2/13/15	78,258	53,744	24,514
Barclays Bank PLC
	Australian Dollar	Sell	1/21/15	1,472,375	1,550,370	77,995
	Canadian Dollar	Buy	1/21/15	100,493	86,245	14,248
	Chinese Yuan (Offshore)	Buy	2/13/15	3,067,863	3,099,168	(31,305)
	Hong Kong Dollar	Sell	2/13/15	1,207,314	1,207,408	94
	Japanese Yen	Sell	2/13/15	707,756	751,250	43,494
	Mexican Peso	Buy	1/21/15	1,379,726	1,502,634	(122,908)
	Mexican Peso	Sell	1/21/15	1,379,726	1,502,814	123,088
	New Zealand Dollar	Buy	1/21/15	2,018,600	2,015,027	3,573
	Singapore Dollar	Sell	2/13/15	835,908	859,407	23,499
	South Korean Won	Sell	2/13/15	1,549,464	1,561,689	12,225
	Swiss Franc	Sell	3/18/15	1,567,968	1,618,077	50,109
Citibank, N.A.
	Australian Dollar	Buy	1/21/15	2,600,223	2,763,933	(163,710)
	Australian Dollar	Sell	1/21/15	2,600,223	2,768,673	168,450
	Brazilian Real	Buy	1/5/15	3,026,973	3,218,943	(191,970)
	Brazilian Real	Sell	1/5/15	3,026,973	3,158,363	131,390
	Canadian Dollar	Sell	1/21/15	1,606,853	1,609,487	2,634
	Danish Krone	Sell	3/18/15	1,283,581	1,325,515	41,934
	Euro	Sell	3/18/15	277,164	310,889	33,725
	Japanese Yen	Sell	2/13/15	450,751	501,094	50,343
	Mexican Peso	Buy	1/21/15	1,556,885	1,576,373	(19,488)
	New Zealand Dollar	Buy	1/21/15	1,105,650	1,124,436	(18,786)
	Norwegian Krone	Sell	3/18/15	1,301,702	1,400,389	98,687
	Swiss Franc	Sell	3/18/15	2,300,687	2,347,529	46,842
Credit Suisse International
	Australian Dollar	Sell	1/21/15	796,204	784,178	(12,026)
	British Pound	Sell	3/18/15	1,026,214	1,049,546	23,332
	Canadian Dollar	Sell	1/21/15	2,470,851	2,529,857	59,006
	Euro	Sell	3/18/15	3,826,166	3,889,035	62,869
	Indian Rupee	Buy	2/13/15	1,754,436	1,781,656	(27,220)
	Japanese Yen	Sell	2/13/15	4,242,487	4,457,578	215,091
	New Zealand Dollar	Buy	1/21/15	687,459	701,644	(14,185)
	Norwegian Krone	Sell	3/18/15	1,463,828	1,621,128	157,300
	Swedish Krona	Buy	3/18/15	777,033	795,453	(18,420)
	Swiss Franc	Sell	3/18/15	7,168,155	7,389,588	221,433
Deutsche Bank AG
	Australian Dollar	Buy	1/21/15	2,270,537	2,406,677	(136,140)
	Australian Dollar	Sell	1/21/15	2,270,537	2,415,252	144,715
	British Pound	Sell	3/18/15	797,699	803,193	5,494
	Euro	Sell	3/18/15	10,714,691	11,036,840	322,149
	New Zealand Dollar	Buy	1/21/15	1,920,380	1,931,513	(11,133)
	Norwegian Krone	Sell	3/18/15	3,097,011	3,329,984	232,973
	Swedish Krona	Sell	3/18/15	484,853	495,917	11,064
	Turkish Lira	Buy	3/18/15	1,488,046	1,587,931	(99,885)
Goldman Sachs International
	Australian Dollar	Buy	1/21/15	1,293,221	1,374,547	(81,326)
	Australian Dollar	Sell	1/21/15	1,293,221	1,382,938	89,717
	Canadian Dollar	Buy	1/21/15	2,263,068	2,338,897	(75,829)
	Canadian Dollar	Sell	1/21/15	2,263,068	2,342,283	79,215
	Euro	Sell	3/18/15	3,885,013	4,010,803	125,790
	Japanese Yen	Sell	2/13/15	2,332,776	2,470,574	137,798
	New Zealand Dollar	Buy	1/21/15	791,909	797,245	(5,336)
HSBC Bank USA, National Association
	Australian Dollar	Sell	1/21/15	2,216,717	2,354,856	138,139
	British Pound	Sell	3/18/15	2,035,916	2,056,026	20,110
	Canadian Dollar	Sell	1/21/15	3,108,739	3,207,700	98,961
	Chinese Yuan (Offshore)	Buy	2/13/15	1,592,729	1,605,603	(12,874)
	Euro	Buy	3/18/15	787,174	810,671	(23,497)
	Japanese Yen	Sell	2/13/15	671,233	699,859	28,626
	New Zealand Dollar	Buy	1/21/15	798,373	795,072	3,301
	Swedish Krona	Buy	3/18/15	178,777	186,972	(8,195)
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	1/21/15	739,857	786,410	46,553
	Brazilian Real	Buy	1/5/15	3,027,801	3,222,623	(194,822)
	Brazilian Real	Sell	1/5/15	3,027,801	3,147,581	119,780
	British Pound	Sell	3/18/15	68,851	68,623	(228)
	Canadian Dollar	Sell	1/21/15	3,104,867	3,150,507	45,640
	Euro	Sell	3/18/15	7,183,974	7,415,999	232,025
	Indian Rupee	Buy	2/13/15	1,543,723	1,547,183	(3,460)
	Japanese Yen	Sell	2/13/15	767,573	761,162	(6,411)
	Malaysian Ringgit	Sell	2/13/15	1,393,642	1,456,919	63,277
	Mexican Peso	Buy	1/21/15	1,581,093	1,600,466	(19,373)
	New Taiwan Dollar	Sell	2/13/15	1,389,561	1,441,324	51,763
	New Zealand Dollar	Buy	1/21/15	435,094	480,523	(45,429)
	Norwegian Krone	Sell	3/18/15	1,833,631	1,972,531	138,900
	Singapore Dollar	Sell	2/13/15	1,586,663	1,612,092	25,429
	Swedish Krona	Buy	3/18/15	444,486	472,314	(27,828)
	Swiss Franc	Sell	3/18/15	2,361,822	2,426,272	64,450
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	1/21/15	646,162	701,024	54,862
	British Pound	Buy	3/18/15	1,414,082	1,428,310	(14,228)
	Canadian Dollar	Sell	1/21/15	1,482,785	1,524,323	41,538
	Euro	Sell	3/18/15	1,501,938	1,529,079	27,141
	New Zealand Dollar	Buy	1/21/15	1,487,701	1,493,155	(5,454)
	Norwegian Krone	Buy	3/18/15	784,409	795,723	(11,314)
	Norwegian Krone	Sell	3/18/15	740,222	796,258	56,036
	Singapore Dollar	Sell	2/13/15	1,569,391	1,601,626	32,235
	Swedish Krona	Buy	3/18/15	769,578	808,703	(39,125)
	Swedish Krona	Sell	3/18/15	776,520	801,231	24,711
State Street Bank and Trust Co.
	Australian Dollar	Sell	1/21/15	2,518,269	2,681,380	163,111
	Brazilian Real	Buy	1/5/15	2,719,434	2,899,740	(180,306)
	Brazilian Real	Sell	1/5/15	2,719,434	2,783,553	64,119
	British Pound	Sell	3/18/15	51,716	64,888	13,172
	Canadian Dollar	Sell	1/21/15	2,223,403	2,307,803	84,400
	Euro	Buy	3/18/15	1,440,428	1,460,048	(19,620)
	Israeli Shekel	Sell	1/21/15	1,420,799	1,480,683	59,884
	Japanese Yen	Buy	2/13/15	1,415,513	1,483,433	(67,920)
	Japanese Yen	Sell	2/13/15	1,415,513	1,490,543	75,030
	Malaysian Ringgit	Sell	2/13/15	1,592,123	1,603,572	11,449
	Mexican Peso	Buy	1/21/15	1,481,933	1,605,545	(123,612)
	Mexican Peso	Sell	1/21/15	1,481,933	1,588,389	106,456
	New Taiwan Dollar	Buy	2/13/15	25,101	26,043	(942)
	New Zealand Dollar	Buy	1/21/15	1,943,669	1,966,552	(22,883)
	Norwegian Krone	Sell	3/18/15	766,025	810,164	44,139
	Swedish Krona	Buy	3/18/15	123,513	128,545	(5,032)
	Swiss Franc	Sell	3/18/15	3,667,623	3,773,600	105,977
	Turkish Lira	Buy	3/18/15	1,533,540	1,629,037	(95,497)
UBS AG
	Australian Dollar	Sell	1/21/15	2,578,858	2,765,101	186,243
	British Pound	Sell	3/18/15	6,862,143	6,931,990	69,847
	Canadian Dollar	Sell	1/21/15	1,811,796	1,883,609	71,813
	Euro	Sell	3/18/15	1,416,210	1,444,818	28,608
	Hungarian Forint	Buy	3/18/15	1,525,234	1,612,566	(87,332)
	Hungarian Forint	Sell	3/18/15	1,525,234	1,624,806	99,572
	Japanese Yen	Sell	2/13/15	785,257	791,613	6,356
	New Zealand Dollar	Buy	1/21/15	806,474	800,281	6,193
WestPac Banking Corp.
	Australian Dollar	Sell	1/21/15	898,462	971,845	73,383
	Canadian Dollar	Sell	1/21/15	2,260,745	2,312,685	51,940
	Euro	Sell	3/18/15	1,976,350	2,040,627	64,277
	Japanese Yen	Sell	2/13/15	4,259,623	4,484,637	225,014
	New Zealand Dollar	Buy	1/21/15	2,135,046	2,167,043	(31,997)
	South Korean Won	Buy	2/13/15	1,471,205	1,456,098	15,107

Total						$3,696,495

FUTURES CONTRACTS OUTSTANDING at 12/31/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

FTSE 100 Index (Long)	247	$25,109,959	Mar-15	$232,236
MSCI EAFE Index Mini (Short)	170	14,942,150	Mar-15	(138,890)
Russell 2000 Index Mini (Long)	173	20,772,110	Mar-15	736,634
Russell 2000 Index Mini (Short)	67	8,044,690	Mar-15	(285,554)
S&P 500 Index (Long)	44	22,576,400	Mar-15	264,635
S&P 500 Index E-Mini (Long)	874	89,689,880	Mar-15	1,239,332
S&P 500 Index E-Mini (Short)	448	45,973,760	Mar-15	(637,056)
S&P Mid Cap 400 Index E-Mini (Long)	102	14,775,720	Mar-15	340,756
U.S. Treasury Bond 30 yr (Long)	94	13,588,875	Mar-15	375,087
U.S. Treasury Bond Ultra 30 yr (Long)	127	20,978,813	Mar-15	911,431
U.S. Treasury Bond Ultra 30 yr (Short)	2	330,375	Mar-15	(14,973)
U.S. Treasury Note 2 yr (Long)	327	71,480,156	Mar-15	(103,074)
U.S. Treasury Note 2 yr (Short)	151	33,007,656	Mar-15	42,182
U.S. Treasury Note 5 yr (Long)	542	64,459,891	Mar-15	(2,545)
U.S. Treasury Note 5 yr (Short)	62	7,373,641	Mar-15	(2,055)
U.S. Treasury Note 10 yr (Long)	491	62,257,266	Mar-15	386,496

Total				$3,344,642

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/14 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)
	$24,600,000	(E)	$(128,525)	3/18/17	3 month USD-LIBOR-BBA	1.25%	$(36,349)
	105,935,000	(E)	451,649	3/18/17	1.25%	3 month USD-LIBOR-BBA	54,712
	24,600,000	(E)	(539,822)	3/18/20	3 month USD-LIBOR-BBA	2.25%	(101,843)
	26,385,000	(E)	464,975	3/18/20	2.25%	3 month USD-LIBOR-BBA	(4,784)
	10,700,000	(E)	(677,216)	3/18/25	3 month USD-LIBOR-BBA	3.00%	(49,885)
	31,891,000	(E)	1,813,228	3/18/25	3.00%	3 month USD-LIBOR-BBA	(56,508)
	4,100,000	(E)	(651,893)	3/18/45	3 month USD-LIBOR-BBA	3.50%	28,757
	1,822,000	(E)	255,336	3/18/45	3.50%	3 month USD-LIBOR-BBA	(47,142)

	Total		$987,732	$(213,042)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/14 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$82,721	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(202)
	3,633,382	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(9,999)
	230,222	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(634)
	7,421	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	4
	28,334	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	10
	64,715	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(8)
	501,131	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	1,376
	1,065,760	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	375
	640,751	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	225
	108,951	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(13)
	353,614	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(41)
	256,404	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(30)
	429,021	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,092)
	72,094	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(131)
	65,062	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(71)
	32,491	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(35)
	32,491	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(35)
	65,220	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(71)
	169,446	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(184)
	65,220	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(71)
	62,335	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	22
	68,688	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(175)
	130,203	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(141)
	272,410	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	436
	49,382	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	17
Citibank, N.A.
	492,605	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	173
	481,677	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	169
baskets	520	—	12/17/15	(3 month USD-LIBOR-BBA plus 42 bp)	A basket (CGPUTQL2) of common stocks	1,548,758
units	11,049	—	12/17/15	3 month USD-LIBOR-BBA plus 15 bp	Russell 1000 Total Return Index	(1,564,557)
Credit Suisse International
	$2,817,494	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	6,414
	882,519	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,429)
Goldman Sachs International
	152,029	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	27
	23,291	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	14
	205,486	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(501)
	205,486	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(501)
	2,276,082	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,264)
	1,027,108	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,146)
	37,186	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(95)
	44,607	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(114)
	596,217	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,641)
	823,067	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,096)

Total		$—	$(36,257)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$5,757	$101,000	5/11/63	300 bp	$6,079
	CMBX NA BBB- Index	BBB-/P	6,050	98,000	5/11/63	300 bp	6,362
	CMBX NA BBB- Index	BBB-/P	2,953	49,000	5/11/63	300 bp	3,109
	CMBX NA BBB- Index	BBB-/P	1,504	22,000	5/11/63	300 bp	1,574
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	8,647	78,000	5/11/63	300 bp	8,895
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	7,551	184,000	5/11/63	300 bp	8,137
	CMBX NA BBB- Index	BBB-/P	11,036	144,000	5/11/63	300 bp	11,494
	CMBX NA BBB- Index	BBB-/P	7,212	99,000	5/11/63	300 bp	7,527
	CMBX NA BBB- Index	BBB-/P	2,738	90,000	5/11/63	300 bp	3,025
	CMBX NA BBB- Index	BBB-/P	1,586	90,000	5/11/63	300 bp	1,872
	CMBX NA BBB- Index	BBB-/P	6,891	89,000	5/11/63	300 bp	7,174
	CMBX NA BBB- Index	BBB-/P	5,855	89,000	5/11/63	300 bp	6,138
	CMBX NA BBB- Index	BBB-/P	1,367	89,000	5/11/63	300 bp	1,651
	CMBX NA BBB- Index	BBB-/P	7,022	88,000	5/11/63	300 bp	7,302
	CMBX NA BBB- Index	BBB-/P	9,717	86,000	5/11/63	300 bp	9,991
	CMBX NA BBB- Index	BBB-/P	5,492	69,000	5/11/63	300 bp	5,712
	CMBX NA BBB- Index	BBB-/P	708	61,000	5/11/63	300 bp	902
	CMBX NA BBB- Index	BBB-/P	388	50,000	5/11/63	300 bp	547
	CMBX NA BBB- Index	BBB-/P	230	12,000	5/11/63	300 bp	268
	CMBX NA BB Index	—	(292)	38,000	5/11/63	(500 bp)	(458)
	CMBX NA BB Index	—	(364)	38,000	5/11/63	(500 bp)	(530)
	CMBX NA BB Index	—	(347)	38,000	5/11/63	(500 bp)	(513)
	CMBX NA BB Index	—	880	44,000	5/11/63	(500 bp)	687
	CMBX NA BB Index	—	837	81,000	5/11/63	(500 bp)	483
	CMBX NA BB Index	—	(1,467)	84,000	5/11/63	(500 bp)	(1,834)
	CMBX NA BB Index	—	1,361	88,000	5/11/63	(500 bp)	976
	CMBX NA BB Index	—	2,429	92,000	5/11/63	(500 bp)	2,027
	CMBX NA BB Index	—	(596)	114,000	5/11/63	(500 bp)	(1,094)
	CMBX NA BB Index	—	(1,610)	83,000	5/11/63	(500 bp)	(1,973)
	CMBX NA BBB- Index	BBB-/P	(3,775)	195,000	5/11/63	300 bp	(3,154)
	CMBX NA BBB- Index	BBB-/P	630	136,000	5/11/63	300 bp	1,063
	CMBX NA BBB- Index	BBB-/P	(1,356)	135,000	5/11/63	300 bp	(926)
	CMBX NA BBB- Index	BBB-/P	12,467	117,000	5/11/63	300 bp	12,840
	CMBX NA BBB- Index	BBB-/P	505	109,000	5/11/63	300 bp	852
	CMBX NA BBB- Index	BBB-/P	2,356	99,000	5/11/63	300 bp	2,671
	CMBX NA BBB- Index	BBB-/P	(1,770)	98,000	5/11/63	300 bp	(1,458)
	CMBX NA BBB- Index	BBB-/P	67	97,000	5/11/63	300 bp	376
	CMBX NA BBB- Index	BBB-/P	336	97,000	5/11/63	300 bp	645
	CMBX NA BBB- Index	BBB-/P	1,084	91,000	5/11/63	300 bp	1,374
	CMBX NA BBB- Index	BBB-/P	905	91,000	5/11/63	300 bp	1,194
	CMBX NA BBB- Index	BBB-/P	(852)	91,000	5/11/63	300 bp	(562)
	CMBX NA BBB- Index	BBB-/P	(902)	90,000	5/11/63	300 bp	(615)
	CMBX NA BBB- Index	BBB-/P	(300)	90,000	5/11/63	300 bp	(14)
	CMBX NA BBB- Index	BBB-/P	(301)	90,000	5/11/63	300 bp	(14)
	CMBX NA BBB- Index	BBB-/P	(753)	90,000	5/11/63	300 bp	(467)
	CMBX NA BBB- Index	BBB-/P	243	90,000	5/11/63	300 bp	529
	CMBX NA BBB- Index	BBB-/P	3,924	82,000	5/11/63	300 bp	4,185
	CMBX NA BBB- Index	BBB-/P	480	79,000	5/11/63	300 bp	731
	CMBX NA BBB- Index	BBB-/P	45	67,000	5/11/63	300 bp	258
	CMBX NA BBB- Index	BBB-/P	(271)	45,000	5/11/63	300 bp	(128)
	CMBX NA BBB- Index	BBB-/P	(429)	45,000	5/11/63	300 bp	(286)
	CMBX NA BBB- Index	BBB-/P	(132)	39,000	5/11/63	300 bp	(8)
	CMBX NA BBB- Index	—	(5,311)	94,000	1/17/47	(300 bp)	(4,247)
	CMBX NA BBB- Index	—	(4,365)	93,000	1/17/47	(300 bp)	(3,312)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(1,286)	186,000	5/11/63	300 bp	(694)
	CMBX NA BB Index	—	(365)	38,000	5/11/63	(500 bp)	(531)
	CMBX NA BB Index	—	995	44,000	5/11/63	(500 bp)	803
	CMBX NA BB Index	—	(1,113)	105,000	5/11/63	(500 bp)	(1,573)
	CMBX NA BBB- Index	BBB-/P	(1,633)	98,000	5/11/63	300 bp	(1,321)
	CMBX NA BBB- Index	BBB-/P	(723)	90,000	5/11/63	300 bp	(436)
	CMBX NA BBB- Index	BBB-/P	(842)	90,000	5/11/63	300 bp	(556)
	CMBX NA BBB- Index	BBB-/P	(903)	90,000	5/11/63	300 bp	(616)
	CMBX NA BBB- Index	BBB-/P	(903)	90,000	5/11/63	300 bp	(616)
	CMBX NA BBB- Index	BBB-/P	(361)	90,000	5/11/63	300 bp	(75)
	CMBX NA BBB- Index	BBB-/P	971	85,000	5/11/63	300 bp	1,242
	CMBX NA BBB- Index	BBB-/P	447	75,000	5/11/63	300 bp	686
	CMBX NA BBB- Index	BBB-/P	(491)	45,000	5/11/63	300 bp	(349)

	Total		$89,853	$103,021

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2014. Securities rated by Putnam are indicated by “/P.”

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 23 Index	B+/P	$(679,278)	$10,050,000	12/20/19	500 bp	$(42,210)
	NA IG Series 23 Index	BBB+/P	(731,286)	50,800,000	12/20/19	100 bp	95,066

	Total		$(1,410,564)	$52,856

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2014. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
BKNT	Bank Note
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2014 through December 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,634,025,612.
(b)	The aggregate identified cost on a tax basis is $1,650,049,038, resulting in gross unrealized appreciation and depreciation of $185,401,981 and $31,264,370, respectively, or net unrealized appreciation of $154,137,611.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $283,644, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$14,564,993	$20,090,226	$5,823,657	$4,979	$28,831,562
	Putnam Short Term Investment Fund*	282,681,656	75,487,063	29,772,947	79,358	328,395,772
	Totals	$297,246,649	$95,577,289	$35,596,604	$84,337	$357,227,334
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $4,732,669, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $4,591,928.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
(UR)	At the reporting period end, 1,400 shares owned by the fund were not formally entered on the company's shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights.
At the close of the reporting period, the fund maintained liquid assets totaling $430,878,067 to cover certain derivatives contracts, delayed delivery securities and the settlement of certain securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Board has formed a Pricing Committee to oversee the implementation of these procedures and has delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to sepcific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$25,806,848	$10,516,460	$—
Capital goods	59,121,873	7,817,502	—
Communication services	11,372,030	6,859,515	—
Conglomerates	3,178,301	2,813,750	—
Consumer cyclicals	107,312,866	20,454,265	—
Consumer staples	60,276,502	16,367,980	68,695
Energy	55,179,628	7,368,956	998
Financials	132,028,738	35,915,615	142,275
Health care	104,460,729	15,981,647	—
Technology	145,495,740	8,701,559	—
Transportation	19,773,057	2,957,489	—
Utilities and power	23,135,767	5,787,391	—
Total common stocks	747,142,079	141,542,129	211,968
Asset-backed securities	—	—	26,297,000
Convertible bonds and notes	—	201,822	—
Convertible preferred stocks	—	288,888	—
Corporate bonds and notes	—	252,139,364	6
Foreign government and agency bonds and notes	—	10,528,353	—
Investment companies	3,524,031	—	—
Mortgage-backed securities	—	52,767,208	—
Municipal bonds and notes	—	105,000	—
Preferred stocks	648,239	675,536	—
Senior loans	—	3,032,384	—
U.S. government and agency mortgage obligations	—	175,070,282	—
U.S. treasury obligations	—	355,680	—
Warrants	—	—	—
Short-term investments	358,447,334	31,209,346	—

Totals by level	$1,109,761,683	$667,915,992	$26,508,974

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$3,696,495	$—
Futures contracts	3,344,642	—	—
Interest rate swap contracts	—	(1,200,774)	—
Total return swap contracts	—	(36,257)	—
Credit default contracts	—	1,476,588	—

Totals by level	$3,344,642	$3,936,052	$—

The following is a reconciliation of Level 3 assets as of the close of the reporting period:

Investments in securities:	Balance as of September 30, 2014	Accrued discounts/ premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation)#	Purchases	Sales	Net transfers in and/or out of Level 3†	Balance as of December 31, 2014

Common stocks*:
Basic materials	$45,603	$—	$—	$(45,603)	$—	$—	$—	$—
Consumer staples	$63,028	—	(40)	5,704	21,945	(21,942)	—	68,695
Energy	$998	—	—	—	—	—	—	998
Financials	$142,223	—	—	52	—	—	—	142,275
Total common stocks	$251,852	—	(40)	(39,847)	21,945	(21,942)	—	$211,968
Asset-backed securities	$—	—	—	—	—	—	26,297,000	$26,297,000
Corporate bonds and notes	$5	—	—	1	—	—	—	$6

Totals:	$251,857	$—	$(40)	$(39,846)	$21,945	$(21,942)	$26,297,000	$26,508,974

*	Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
†	Transfers are accounted for using the end of period market value and include valuations provided by a single broker quote. Such valuations involve certain inputs and estimates that were unobservable at December 31, 2014.
#	Includes $(39,846) related to Level 3 securities still held at period end. Total change in unrealized appreciation/(depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations.
	During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any (other than certain transfers involving non- US equity securities as described in Note 1) did not represent , in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
	Level 3 securities that are fair valued are not material to the fund.
	Fair Value of Derivative Instruments as of the close of the reporting period
		Asset derivatives	Liability derivatives

	Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
	Credit contracts	$1,480,466	$3,878
	Foreign exchange contracts	5,805,840	2,109,345
	Equity contracts	4,362,351	2,626,057
	Interest rate contracts	3,562,594	3,191,277

	Total	$15,211,251	$7,930,557

	The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
	Futures contracts (number of contracts)		4,000
	Forward currency contracts (contract amount)		$385,100,000
	Centrally cleared interest rate swap contracts (notional)		$226,000,000
	OTC total return swap contracts (notional)		$162,400,000
	OTC credit default contracts (notional)		$5,600,000
	Centrally cleared credit default contracts (notional)		$66,800,000
	Warrants (number of warrants)		51,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$–	$–	$4,233	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–	$4,233
	OTC Total return swap contracts*#	–	2,465	–	1,549,100	6,414	–	41	–	–	–	–	–	–	–	1,558,020
	OTC Credit default contracts*#	860	248	–	–	12,949	–	2,989	–	–	–	–	–	–	–	17,046
	Centrally cleared credit default contracts§	–	–	11,128	–	–	–	–	–	–	–	–	–	–	–	11,128
	Futures contracts§	–	–	–	–	–	–	–	–	–	753,393	–	–	–	–	753,393
	Forward currency contracts#	55,997	348,325	–	574,005	739,031	716,395	432,520	289,137	787,817	–	236,523	727,737	468,632	429,721	5,805,840

	Total Assets	$56,857	$351,038	$15,361	$2,123,105	$758,394	$716,395	$435,550	$289,137	$787,817	$753,393	$236,523	$727,737	$468,632	$429,721	$8,149,660

	Liabilities:
	Centrally cleared interest rate swap contracts§	–	–	11,734	–	–	–	–	–	–	–	–	–	–	–	11,734
	OTC Total return swap contracts*#	–	12,933	–	1,564,557	2,429	–	14,358	–	–	–	–	–	–	–	1,594,277
	OTC Credit default contracts*#	–	–	–	–	3,060	–	818	–	–	–	–	–	–	–	3,878
	Centrally cleared credit default contracts§	–	–	–	–	–	–	–	–	–	–	–	–	–	–	–
	Futures contracts§	–	–	–	–	–	–	–	–	–	1,374,534	–	–	–	–	1,374,534
	Forward currency contracts#	32,299	154,213	–	393,954	71,851	247,158	162,491	44,566	297,551	–	70,121	515,812	87,332	31,997	2,109,345

	Total Liabilities	$32,299	$167,146	$11,734	$1,958,511	$77,340	$247,158	$177,667	$44,566	$297,551	$1,374,534	$70,121	$515,812	$87,332	$31,997	$5,093,768

	Total Financial and Derivative Net Assets	$24,558	$183,892	$3,627	$164,594	$681,054	$469,237	$257,883	$244,571	$490,266	$(621,141)	$166,402	$211,925	$381,300	$397,724	$3,055,892
	Total collateral received (pledged)##†	$24,558	$75,012	$–	$164,594	$635,029	$300,000	$257,883	$244,571	$440,000	$–	$99,644	$–	$373,337	$–
	Net amount	$–	$108,880	$3,627	$–	$46,025	$169,237	$–	$–	$50,266	$(621,141)	$66,758	$211,925	$7,963	$397,724

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 27, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 27, 2015